As filed with the Securities and Exchange Commission on April 28, 1999
                                                             File No. 33-59861
                                                             File No. 811-07299
                               SECURITIES AND EXCHANGE COMMISSION
                                     WASHINGTON, D.C. 20549
                                            FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                                 Pre-effective Amendment No. ( )
                              Post-effective Amendment No. 4 ( X )
                                             and/or
                           REGISTRATION STATEMENT UNDER THE INVESTMENT
                                     COMPANY ACT OF 1940 ( )
                                 Pre-effective Amendment No. ( )
                              Post-effective Amendment No. 9 ( X )
                                (Check appropriate box or boxes)
                                  -----------------------------


                         ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT A
                                   (Exact Name of Registrant)

                       ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
                                       (Name of Depositor)
                                          P.O. Box 5423
                                   Cincinnati, Ohio 45201-5423
                 (Address of Depositor's Principal Executive Offices) (Zip Code)

                       Depositor's Telephone Number, including Area Code:
                                         (800) 789-6771
--------------------------------------------------------------------------------
                                     Mark F. Muething, Esq.
                      Senior Vice President, Secretary and General Counsel
                            Annuity Investors Life Insurance Company
                                          P.O. Box 5423
                                   Cincinnati, Ohio 45201-5423
                             (Name and Address of Agent for Service)

                                            Copy to:

                                      John P. Gruber, Esq.
                                    Assistant Vice President
                            Annuity Investors Life Insurance Company
                                          P.O. Box 5423
                                   Cincinnati, Ohio 45201-5423
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

________Immediately  upon filing pursuant to Rule 485(b)
___ X___On May 1, 1999 pursuant to Rule 485(b)
________60 days after filing pursuant to Rule 485(a)(1)
________On____________  pursuant to Rule 485(a)(1)
________75 days after filing pursuant to Rule 485 (a)(2)
________On pursuant to Rule 485(a)(2)

                                             CROSS REFERENCE SHEET
                                            Pursuant to Rule 495(a)

                                        (Commodore NauticusREGISTERED)


                    Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4


                                     PART A

        Item of Form N-4                                  Prospectus Caption
 1.      Cover Page....................................    Cover Page

 2.      Definitions...................................    Definitions, Glossary of Financial Terms

 3.      Synopsis......................................    Overview

 4.      Condensed Financial Information

         (a)    Accumulation Unit Values...............    Condensed Financial Information

         (b)    Performance Data.......................    Performance Information

         (c)    Financial Statements...................    Financial Statements

 5.      General Description of Registrant, Depositor
         and Portfolio Companies
         (a)    Depositor..............................    Annuity Investors Life Insurance
                                                           CompanyREGISTERED
         (b)    Registrant.............................    The Separate Account

         (c)    Portfolio Companies....................    The Portfolios

         (d)    Portfolio Prospectuses.................    The Portfolios

         (e)    Voting Rights..........................    Voting Rights

6.       Deductions and Expenses
         (a)    General................................    Charges and Deductions

         (b)    Sales Load %...........................    Contingent Deferred Sales Charge

         (c)    Special Purchase Plan..................    Contingent Deferred Sales Charge

         (d)    Commissions............................    AAG Securities, Inc.

         (e)    Portfolio Expenses.....................    Fee Table

         (f)    Operating Expenses.....................    Fee Table

7.       Contracts
         (a)    Persons with Rights....................    Persons with Rights Under a Contract;
                                                           Voting Rights
         (b)(i) Allocation of Premium  Payments........    Purchase Payments

             (ii) Transfers............................    Transfers

            (iii) Exchanges............................    Additions, Deletions or Substitutions

         (c)    Changes................................    Not Applicable

         (d)    Inquiries..............................    How Do I Contact the Company

8.       Annuity Period................................    Benefit Payment Period

9.       Death Benefit.................................    Death Benefit

10.      Purchases and Contract Values
         (a)    Purchases..............................    Purchase Payments; Investment
                                                           Options--Allocations
         (b)    Valuation..............................    Account Value; Definitions

         (c)    Daily Calculation......................    Account Value; Accumulation Units;
                                                           Definitions
         (d)    Underwriter............................    AAG Securities, Inc.

11.      Redemptions
         (a)    By Owner...............................    Surrenders

                By Annuitant...........................    Not Applicable

         (b)    Texas ORP..............................    Texas Optional Retirement Program

         (c)    Check Delay............................    Surrenders

         (d)    Free Look..............................    Right to Cancel

12.      Taxes.........................................    Federal Tax Matters

13.      Legal Proceedings.............................    Legal Proceedings

14.      Table of Contents for the Statement of
         Additional                                        Statement of Additional Information
         Information...................................

                                               PART B

                                                           Statement of Additional
         Item of Form N-4                                  Information Caption
15.      Cover Page....................................    Cover Page

16.      Table of Contents.............................    Table of Contents

17.      General Information and History...............    General Information and History

18.      Services
         (a)    Fees and Expenses of Registrant........    (Prospectus) Fee Table

         (b)    Management Contracts...................    Not Applicable

         (c)    Custodian..............................    Not Applicable

                Independent Auditors...................    Experts

         (d)    Assets of Registrant...................    Not Applicable

         (e)    Affiliated Person......................    Not Applicable

         (f)    Principal Underwriter..................    Not Applicable

19.      Purchase of Securities Being Offered..........    (Prospectus) AAG Securities, Inc.

         Offering Sales Load...........................    (Prospectus) Contingent Deferred Sales
                                                           Charge

20.      Underwriters..................................    AAG Securities, Inc.

21.      Calculation of Performance Data
         (a)    Money Market Funded Sub-Accounts.......    Money Market Sub-Account Standardized
                                                           Yield
                                                           Calculation
         (b)    Other Sub-Accounts.....................    Not Applicable

22.      Annuity Payments..............................    (Prospectus) Fixed Dollar Benefit;
                                                           Variable Dollar Benefit; (SAI) Benefit
                                                           Units--Transfer Formulas

23.      Financial Statements..........................    Financial Statements


                                               PART C

         Item of Form N-4                                  Part C Caption
24.      Financial Statements and Exhibits.............    Financial Statements and Exhibits

         (a)    Financial Statements...................    Financial Statements

         (b)    Exhibits...............................    Exhibits

25.      Directors and Officers of the Depositor.......    Directors and Officers of Annuity
                                                           Investors Life
                                                           Insurance CompanyREGISTERED

26.      Persons Controlled By or Under Common Control     Persons Controlled By Or Under Common
         With the Registrant...........................    Control With the Depositor or Registrant

27.      Number of Owners..............................    Number of Owners

28.      Indemnification...............................    Indemnification

29.      Principal Underwriters........................    Principal Underwriter

30.      Location of Accounts and
         Records.......................................    Location of Accounts and Records

31.      Management Services...........................    Management Services

32.      Undertakings..................................    Undertakings

         Signature Page................................    Signature Page


ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT A
PROSPECTUS for
The Commodore NauticusREGISTERED
Group Flexible Premium Deferred Annuities
                                                                    May 1, 1999

This prospectus describes The Commodore NauticusREGISTERED group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance CompanyREGISTERED (the "Company") is the issuer of the Contracts. The interests of individual participants under a Contract are evidenced by certificates of participation. The description of Contract provisions and values in this prospectus applies to the interests of certificate owners. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity InvestorsREGISTERED Variable Account A (the "Separate Account"). The Contracts currently offer 21 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


                        Janus Aspen Series (4 Portfolios)
                          -Aggressive Growth Portfolio
                           -Worldwide Growth Portfolio
                               -Balanced Portfolio
                         -Capital Appreciation Portfolio
                 Dreyfus Variable Investment Fund (3 Portfolios)
                         -Capital Appreciation Portfolio
                          -Growth and Income Portfolio
                              -Small Cap Portfolio
               The Dreyfus Socially Responsible Growth Fund, Inc.
                            Dreyfus Stock Index Fund
                 PBHG Insurance Series Fund, Inc. (2 Portfolios)
                            -PBHG Growth II Portfolio
                   -PBHG Technology & Communications Portfolio
            Merrill Lynch Variable Series Funds, Inc. (4 Portfolios)
                             -Basic Value Focus Fund
                           -Global Strategy Focus Fund
                            -High Current Income Fund
                           -Domestic Money Market Fund
         Morgan Stanley Dean Witter Universal Funds, Inc. (2 Portfolios)
                             -Fixed Income Portfolio
                           -U.S. Real Estate Portfolio
                     BT Insurance Funds Trust (3 Portfolios)
                        -EAFEREGISTERED Equity Index Fund
                             -Equity 500 Index Fund
                              -Small Cap Index Fund
                        Strong Opportunity Fund II, Inc.

This prospectus includes information you should know before investing in The Commodore NauticusREGISTERED. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information, dated May 1, 1999, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on page 39 of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.
o   The Contracts are Not FDIC or NCUSIF Insured
o   The Contracts are  Obligations  of the Company and Not of the Bank or Credit
    Union
o The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts
o   The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                            TABLE OF CONTENTS
                                                                                                  Page

DEFINITIONS...............................................................................................4
OVERVIEW..................................................................................................5
   What is the Separate Account?..........................................................................5
   What Are the Contracts?................................................................................5
   How Do I Purchase or Cancel a Contract?................................................................5
   Will Any Penalties or Charges Apply If I Surrender a Contract?.........................................5
   What Other Charges and Deductions Apply to the Contract?...............................................5
   How Do I Contact the Company?..........................................................................5
FEE TABLE.................................................................................................6
   Owner Transaction Expenses.............................................................................6
   Separate Account Annual Expenses.......................................................................6
   Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/981.......................6
   Examples...............................................................................................8
CONDENSED FINANCIAL INFORMATION..........................................................................10
   Financial Statements..................................................................................12
   Performance Information...............................................................................13
    Yield Data...........................................................................................13
    Total Return Data....................................................................................13
    Other Performance Measures...........................................................................13
THE PORTFOLIOS...........................................................................................14
   Janus Aspen Series....................................................................................14
   Dreyfus Portfolios....................................................................................15
   Strong Opportunity Fund II, Inc.......................................................................16
   BT Insurance Funds Trust..............................................................................16
   Merrill Lynch Variable Series Fund, Inc...............................................................17
   Morgan Stanley Dean Witter Universal Funds, Inc.......................................................18
   PBHG Insurance Series Fund, Inc.......................................................................18
   Additions, Deletions, or Substitutions................................................................19
   Voting Rights.........................................................................................19
ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED.......................................................20
THE SEPARATE ACCOUNT.....................................................................................20
AAG SECURITIES, INC......................................................................................20
CHARGES AND DEDUCTIONS...................................................................................21
   Charges and Deductions By the Company.................................................................21
    Contingent Deferred Sales Charge ("CDSC")............................................................21
    Certificate Maintenance Fee..........................................................................22
    Transfer Fee.........................................................................................22
    Administration Charge................................................................................22
    Mortality and Expense Risk Charge....................................................................23
    Premium Taxes........................................................................................23
    Discretionary Waivers of Charges.....................................................................23
   Expenses of the Portfolios............................................................................23
THE CONTRACTS............................................................................................24
   Right to Cancel.......................................................................................24
   Persons With Rights Under a Contract..................................................................24

ACCUMULATION PERIOD......................................................................................25
   Account Statements....................................................................................25
   Account Value.........................................................................................25
   Purchase Payments.....................................................................................26
   Investment Options--Allocations.......................................................................26
   Transfers.............................................................................................27
   Surrenders............................................................................................29
   Contract Loans........................................................................................30
   Termination...........................................................................................30
BENEFIT PAYMENT PERIOD...................................................................................31
   Annuity Benefit.......................................................................................31
   Death Benefit.........................................................................................31
   Settlement Options....................................................................................31
    Form of Settlement Option............................................................................32
    Calculation of Fixed Dollar Benefit Payments.........................................................32
    Calculation of Variable Dollar Benefit Payments......................................................32
FEDERAL TAX MATTERS......................................................................................34
   Tax Deferral On Annuities.............................................................................34
   Tax-Qualified Plans...................................................................................35
    Individual Retirement Annuities......................................................................35
    Roth IRAs............................................................................................35
    Tax-Sheltered Annuities..............................................................................35
    Texas Optional Retirement Program....................................................................35
    Pension and Profit Sharing Plans.....................................................................35
    Governmental Deferred Compensation Plans.............................................................35
   Nonqualified Deferred Compensation Plans..............................................................35
   Summary of Income Tax Rules...........................................................................36
GLOSSARY OF FINANCIAL TERMS..............................................................................37
THE REGISTRATION STATEMENT...............................................................................38
OTHER INFORMATION........................................................................................38
   Year 2000.............................................................................................38
   Legal Proceedings.....................................................................................38
STATEMENT OF ADDITIONAL INFORMATION......................................................................39

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus.
Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
--------------------------------------------------------------------------------
Account Value: The value of a certificate during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a certificate is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how Accumulation Unit Values are calculated.

Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page 37 of this prospectus for an explanation of how the Net Investment Factor is calculated.

Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
--------------------------------------------------------------------------------

What is the Separate Account?
The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?
The Contracts are group deferred annuities, which are insurance products. The Contracts are sold with either a standard or enhanced fee structure as described in the Fee Table on page 6 of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page 34 of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 21 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section beginning on page 24 of this prospectus. You may purchase a Contract only through a licensed securities representative. Where required by state law, Contracts may include a right to cancel provision. The owner will bear the risk of investment gain or loss on amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel is described in the Right to Cancel Section on page 24 of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page 29 of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page 34 of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page 21 of this prospectus:
o        a transfer fee for certain transfers between investment options;
o an annual certificate maintenance fee, which is assessed only against investments in the Sub-Accounts; o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived); and o premium taxes in some States (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1998 are included in the Fee Table on page 6 of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. Please
include the certificate number and the owner's name.

FEE TABLE
--------------------------------------------------------------------------------

Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                        7%
Transfer Fee (applies to transfers in excess of 12 in any certificate year)                        $25
Annual Certificate Maintenance Fee (not assessed against fixed account options)                    $25

Separate Account Annual Expenses
(As a percentage of the average value of the owner's interest in the Sub-Accounts)

                                                                 Standard Contracts      Enhanced Contracts

Mortality and Expense Risk Charge                                       1.25%                   0.95%
Administration Charge                                                   0.00%                   0.00%
                                                                        -----                   -----
Total Separate Account Annual Expenses                                  1.25%                   0.95%

Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/981
(As a percentage of Portfolio average net assets)

  Sub-Account                                                           Management       Other        Total
                                                                           Fees        Expenses     Expenses
  -------------------------------------------------------------------- -------------- ------------ ------------
  Janus A.S.-Aggressive Growth Portfolio                                  0.72          0.03         0.75
  Janus A.S.-Worldwide Growth Portfolio                                   0.65          0.07         0.72
  Janus A.S.-Balanced Portfolio                                           0.72          0.02         0.74
  Janus A.S.-Capital Appreciation Portfolio                               0.70          0.22         0.92
  Dreyfus V.I.F.-Capital Appreciation Portfolio                           0.75          0.06         0.81
  Dreyfus V.I.F.-Growth and Income Portfolio                              0.75          0.03         0.78
  Dreyfus V.I.F.-Small Cap Portfolio                                      0.75          0.02         0.77
  The Dreyfus Socially Responsible Growth Fund, Inc.                      0.75          0.05         0.80
  Dreyfus Stock Index Fund                                                0.25          0.01         0.26
  Strong Opportunity Fund II, Inc.                                        1.00          0.16         1.16
  BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund               0.00          0.65         0.65
  BT Insurance Funds Trust-Equity 500 Index Fund                          0.00          0.30         0.30
  BT Insurance Funds Trust-Small Cap Index Fund                           0.00          0.45         0.45
  Merrill Lynch V.S.F.-Basic Value Focus Fund                             0.60          0.06         0.66
  Merrill Lynch V.S.F.-Global Strategy Focus Fund                         0.65          0.07         0.72
  Merrill Lynch V.S.F.-High Current Income Fund                           0.47          0.06         0.53
  Merrill Lynch V.S.F.-Domestic Money Market Fund                         0.50          0.06         0.56
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income           0.06          0.64         0.70
  Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate       0.17          0.93         1.10
  Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio               0.85          0.69         1.20
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio           0.85          0.71         1.20


The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page 21 of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.




------------------------------------
1 Data for each Portfolio are for its fiscal year ended December 31, 1998. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. Fees and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.

  Sub-Account                                                             Management   Other          Total
                                                                             Fees       Expenses    Expenses
  ---------------------------------------------------------------------- ------------- ----------- ------------
  Janus A.S.-Aggressive Growth Portfolio                                   0.72         0.03         0.75
  Janus A.S.-Worldwide Growth Portfolio                                    0.67         0.07         0.74
  Janus A.S.-Balanced Portfolio                                            0.72         0.02         0.74
  Janus A.S.-Capital Appreciation Portfolio                                0.75         0.22         0.97
  Dreyfus V.I.F.-Capital Appreciation Portfolio                            0.75         0.09         0.84
  Dreyfus V.I.F.-Growth and Income Portfolio                               0.75         0.08         0.83
  Dreyfus V.I.F.-Small Cap Portfolio                                       0.75         0.36         1.11
  The Dreyfus Socially Responsible Growth Fund, Inc.                       0.75         0.20         0.95
  Dreyfus Stock Index Fund                                                 0.25         0.02         0.27
  Strong Opportunity Fund II, Inc.                                         1.00         0.16         1.16
  BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund                0.45         1.21         1.66
  BT Insurance Funds Trust-Equity 500 Index Fund                           0.20         0.99         1.19
  BT Insurance Funds Trust-Small Cap Index Fund                            0.35         1.23         1.58
  Merrill Lynch V.S.F.-Basic Value Focus Fund                              0.60         0.06         0.66
  Merrill Lynch V.S.F.-Global Strategy Focus Fund                          0.65         0.07         0.72
  Merrill Lynch V.S.F.-High Current Income Fund                            0.47         0.06         0.53
  Merrill Lynch V.S.F.-Domestic Money Market Fund                          0.50         0.06         0.56
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income            0.40         0.64         1.04
  Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate        0.80         0.93         1.73
  Portfolio
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                0.51         0.69         1.54
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio            0.49         0.71         1.56


Examples                                                Example #1--Assuming Surrender          Example #2--Assuming No Surrender
Standard Contracts
                                                      If the owner surrenders his or her      If the owner does not surrender his or
                                                         certificate at the end of the             her certificate, or if it is
                                                     applicable time period, the following      annuitized, the following expenses
                                                     expenses would be charged on a $1,000   would be charged on a $1,000 investment
                                                                  investment:                   at the end of the applicable time
                                                                                                             period:
--------------------------------------------------------------------------------------------------------- --------------------------
Sub-Account                                                        1        3     5      10            1      3      5     10
                                                                  Year    Years  Years  Years        Year   Years  Years  Years
-------------------------------------------------------------------------- ---------- --------- --------- ---------- --------- -----
Janus A.S.-Aggressive Growth Portfolio                              $ 91   $119   $155   $302        $ 21   $ 69   $125   $302
Janus A.S.-Worldwide Growth Portfolio                               $ 91   $118   $153   $298        $ 21   $ 68   $123   $298
Janus A.S.-Balanced Portfolio                                       $ 91   $119   $154   $301        $ 21   $ 69   $124   $301
Janus A.S.-Capital Appreciation Portfolio                           $ 93   $125   $164   $325        $ 23   $ 75   $134   $325
Dreyfus V.I.F.-Capital Appreciation Portfolio                       $ 92   $121   $158   $310        $ 22   $ 71   $128   $310
Dreyfus V.I.F.-Growth and Income Portfolio                          $ 92   $120   $156   $306        $ 22   $ 70   $126   $306
Dreyfus V.I.F.-Small Cap Portfolio                                  $ 92   $120   $156   $305        $ 22   $ 70   $126   $305
The Dreyfus Socially Responsible Growth Fund, Inc.                  $ 92   $121   $158   $309        $ 22   $ 71   $128   $309
Dreyfus Stock Index Fund                                            $ 86   $103   $126   $236        $ 16   $ 53   $ 96   $236
Strong Opportunity Fund II, Inc.                                    $ 96   $133   $178   $355        $ 26   $ 83   $148   $355
BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund           $ 90   $116   $149   $289        $ 20   $ 66   $119   $289
BT Insurance Funds Trust-Equity 500 Index Fund                      $ 87   $105   $129   $241        $ 17   $ 55   $ 99   $241
BT Insurance Funds Trust-Small Cap Index Fund                       $ 88   $110   $137   $262        $ 18   $ 60   $107   $262
Merrill Lynch V.S.F.-Basic Value Focus Fund                         $ 91   $116   $150   $290        $ 21   $ 66   $120   $290
Merrill Lynch V.S.F.-Global Strategy Focus Fund                     $ 91   $118   $153   $298        $ 21   $ 68   $123   $298
Merrill Lynch V.S.F.-High Current Income Fund                       $ 89   $112   $142   $273        $ 19   $ 62   $112   $273
Merrill Lynch V.S.F.-Domestic Money Market Fund                     $ 89   $113   $144   $277        $ 19   $ 63   $114   $277
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income       $ 91   $118   $152   $296        $ 21   $ 68   $122   $296
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate   $ 95   $131   $175   $348        $ 25   $ 81   $145   $348
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio           $ 96   $134   $180   $360        $ 26   $ 84   $150   $360
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio       $ 96   $134   $180   $360        $ 26   $ 84   $150   $360


Enhanced Contracts                                          Example #1--Assuming Surrender         Example #2--Assuming No Surrender

                                                          If the owner surrenders his or her     If the owner does not surrender his
                                                             certificate at the end of the          or her certificate, or if it is
                                                         applicable time period, the following    annuitized, the following expenses
                                                         expenses would be charged on a $1,000        would be charged on a $1,000
                                                                      investment:                 investment at the end of the
                                                                                                         applicable time period:
-------------------------------------------------------------------- ---------------------------------------- ----------------------
Sub-Account                                                         1      3      5      10              1       3      5     10
                                                                   Year   Years  Years  Years           Year   Years  Years  Years
-------------------------------------------------------------------- --------- ---------- --------- --------- ---------- --------- -
Janus A.S.-Aggressive Growth Portfolio                             $ 88   $110   $138   $262            $ 18   $ 60   $108   $262
Janus A.S.-Worldwide Growth Portfolio                              $ 88   $109   $136   $258            $ 18   $ 59   $106   $258
Janus A.S.-Balanced Portfolio                                      $ 88   $109   $137   $261            $ 18   $ 59   $107   $261
Janus A.S.-Capital Appreciation Portfolio                          $ 90   $115   $147   $285            $ 20   $ 65   $117   $285
Dreyfus V.I.F.-Capital Appreciation Portfolio                      $ 89   $112   $141   $270            $ 19   $ 62   $111   $270
Dreyfus V.I.F.-Growth and Income Portfolio                         $ 89   $111   $139   $266            $ 19   $ 61   $109   $266
Dreyfus V.I.F.-Small Cap Portfolio                                 $ 89   $110   $139   $265            $ 19   $ 60   $109   $265
The Dreyfus Socially Responsible Growth Fund, Inc.                 $ 89   $111   $140   $269            $ 19   $ 61   $110   $269
Dreyfus Stock Index Fund                                           $ 83   $ 93   $109   $194            $ 13   $ 43   $ 79   $194
Strong Opportunity Fund II, Inc.                                   $ 93   $123   $161   $317            $ 23   $ 73   $131   $317
BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund          $ 87   $106   $132   $249            $ 17   $ 56   $102   $249
BT Insurance Funds Trust-Equity 500 Index Fund                     $ 84   $ 95   $111   $199            $ 14   $ 45   $ 81   $199
BT Insurance Funds Trust-Small Cap Index Fund                      $ 85   $100   $120   $221            $ 15   $ 50   $ 90   $221
Merrill Lynch V.S.F.-Basic Value Focus Fund                        $ 87   $107   $132   $250            $ 17   $ 57   $102   $250
Merrill Lynch V.S.F.-Global Strategy Focus Fund                    $ 88   $109   $136   $258            $ 18   $ 59   $106   $258
Merrill Lynch V.S.F.-High Current Income Fund                      $ 86   $102   $125   $232            $ 16   $ 52   $ 95   $232
Merrill Lynch V.S.F.-Domestic Money Market Fund                    $ 86   $103   $126   $236            $ 16   $ 53   $ 96   $236
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income      $ 88   $108   $135   $255            $ 18   $ 58   $105   $255
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate  $ 92   $121   $158   $309            $ 22   $ 71   $128   $309
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio          $ 93   $124   $163   $322            $ 23   $ 74   $133   $322
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio      $ 93   $124   $163   $322            $ 23   $ 74   $133   $322

The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return. The certificate maintenance fee is reflected in the examples as a charge of $0.74 per year based on the ratio of actual certificate maintenance fees collected for the year ended 12/31/98 to total net assets as of 12/31/98. The examples do not include charges for premium taxes.


CONDENSED FINANCIAL INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
                Sub-Account                                                            Standard Contracts
                                                                 12/31/95          12/31/96          12/31/97         12/31/98
--------------- --------------------------------------------- ---------------- ----------------- ----------------- ----------------
Janus           Aggressive Growth Portfolio
Aspen                    Accumulation Unit Value                 10.299246         10.979832         12.217744        16.201176
Series                   Accumulation Units Outstanding              0.000        52,219.342       207,227.419      276,028.214
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Worldwide Growth Portfolio
                         Accumulation Unit Value                 10.239284         13.048360         15.742391        20.045287
                         Accumulation Units Outstanding              0.000        50,730.352       425,739.592      689,148.869
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Balanced Portfolio
                         Accumulation Unit Value                 10.171211         11.670308         14.073772        18.665828
                         Accumulation Units Outstanding              0.000        49,603.384       409,917.307      765,170.784
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Capital Appreciation Portfolio
                         Accumulation Unit Value                       N/A               N/A               N/A              N/A
                         Accumulation Units Outstanding                N/A               N/A               N/A              N/A
--------------- --------------------------------------------- ---------------- ----------------- ----------------- ----------------
Dreyfus         Capital Appreciation Portfolio
Variable                 Accumulation Unit Value                  9.944353         12.330543         15.594553        20.056205
Investment               Accumulation Units Outstanding              0.000        33,424.286       247,118.575      445,340.210
Fund            --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Growth and Income Portfolio
                         Accumulation Unit Value                       N/A               N/A         11.475350        12.672693
                         Accumulation Units Outstanding                N/A               N/A        48,865.286      153,859.242
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Small Cap Portfolio
                         Accumulation Unit Value                       N/A               N/A         12.145032        11.582209
                         Accumulation Units Outstanding                N/A               N/A        86,150.930      256,140.224
------------------------------------------------------------- --------------------------------------------- ---------------- -------
The Dreyfus Socially Responsible Growth Fund, Inc.
                         Accumulation Unit Value                  9.960199         11.924561         15.126449        19.329493
                         Accumulation Units Outstanding              0.000        15,316.028       132,957.488      229,710.625

------------------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Dreyfus Stock Index Fund
                         Accumulation Unit Value                  9.992509         12.092195         15.879169        20.107787
                         Accumulation Units Outstanding              0.000        29,203.177       324,713.323      665,996.241
------------------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Strong Opportunity Fund II, Inc.
                         Accumulation Unit Value                       N/A               N/A         12.311565        13.806405
                         Accumulation Units Outstanding                N/A               N/A        35,542.297      120,817.718
--------------- ---------------------------------------------  ---------------- ----------------- ----------------- ----------------
BT Insurance    EAFEREGISTERED Equity Index Fund
Funds Trust              Accumulation Unit Value                       N/A               N/A               N/A              N/A
                         Accumulation Units Outstanding                N/A               N/A               N/A              N/A
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Equity 500 Index Fund
                         Accumulation Unit Value                       N/A               N/A               N/A              N/A
                         Accumulation Units Outstanding                N/A               N/A               N/A              N/A
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                         Small Cap Index Fund
                         Accumulation Unit Value                       N/A               N/A               N/A              N/A
                         Accumulation Units Outstanding                N/A               N/A               N/A              N/A
--------------- --------------------------------------------- ---------------- ----------------- ----------------- ----------------
Merrill Lynch   Basic Value Focus Fund
Variable                 Accumulation Unit Value                 10.147434         12.094664         14.408954        15.575121
Series Fund,             Accumulation Units Outstanding              0.000         6,820.503        68,181.594      154,675.988
Inc.            --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Global Strategy Focus Fund
                         Accumulation Unit Value                 10.105242         11.294096         12.486612        13.426667
                         Accumulation Units Outstanding              0.000         2,114.707        17,615.512       25,160.717
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                High Current Income Fund
                         Accumulation Unit Value                 10.118436         11.119068         12.189961        11.667978
                         Accumulation Units Outstanding              0.000         6,837.357        65,756.981      119,716.657
                --------------------------------------------- ---------------- ----------------- ----------------- ----------------
                Domestic Money Market Fund
                         Accumulation Unit Value                  1.002475          1.041216          1.079946         1.118170
                         Accumulation Units Outstanding              0.000       325,331.820       697,535.841      876,845.270
------------------------------------------------------------  ---------------- ----------------- ----------------- ----------------
Morgan          Fixed Income Portfolio
Stanley                  Accumulation Unit Value                       N/A               N/A         10.740991        11.446708
Dean Witter              Accumulation Units Outstanding                N/A               N/A         7,144.949       67,599.236
Universal       --------------------------------------------- ---------------- ----------------- ----------------- ----------------
Funds, Inc.     U.S. Real Estate Portfolio
                         Accumulation Unit Value                       N/A               N/A         12.291156        10.820841
                         Accumulation Units Outstanding                N/A               N/A        19,438.406       61,094.222
------------------------------------------------------------ ---------------- ----------------- ----------------- ----------------
PBHG            PBHG Growth II Portfolio
Series                   Accumulation Unit Value                       N/A               N/A         10.661135        11.391453
Insurance                Accumulation Units Outstanding                N/A               N/A        15,905.540       27,306.830
Fund, Inc.      -------------------------------------------- ---------------- ---------------- ----------------- ----------------- -
                PBHG Technology & Communications Portfolio
                         Accumulation Unit Value                       N/A               N/A         10.323925        13.480010
                         Accumulation Units Outstanding                N/A               N/A        51,276.959      112,549.063
--------------- --------------------------------------------- ---------------- ----------------- ----------------- ----------------

----------------------------------------------------------------------------------------------------------------------------------
                 Sub-Account                                                           Enhanced Contracts
                                                                  12/31/95         12/31/96          12/31/97         12/31/98
---------------- -------------------------------------------- ----------------- ---------------- ----------------- ----------------
Janus            Aggressive Growth Portfolio
Aspen                     Accumulation Unit Value                 10.301075        11.015008         12.293313        16.349773
Series                    Accumulation Units Outstanding              0.000        1,910.271         1,754.459        3,311.189
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Worldwide Growth Portfolio
                          Accumulation Unit Value                 10.241132        13.090061         15.839608        20.228946
                          Accumulation Units Outstanding              0.000          272.267         3,070.952       14,225.653
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Balanced Portfolio
                          Accumulation Unit Value                 10.173040        11.707739         14.160835        18.837059
                          Accumulation Units Outstanding              0.000        1,024.467         8,896.063       12,092.854
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Capital Appreciation Portfolio
                          Accumulation Unit Value                       N/A              N/A               N/A              N/A
                          Accumulation Units Outstanding                N/A              N/A               N/A              N/A
---------------- -------------------------------------------- ----------------- ---------------- ----------------- ----------------
Dreyfus          Capital Appreciation Portfolio
Variable                  Accumulation Unit Value                  9.946124        12.369954         15.690822        20.239919
Investment                Accumulation Units Outstanding              0.000          313.603         3,990.613       20,198.098
Fund             -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Growth and Income Portfolio
                          Accumulation Unit Value                       N/A              N/A         11.498113        12.735544
                          Accumulation Units Outstanding                N/A              N/A             5.708       11,391.202
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Small Cap Portfolio
                          Accumulation Unit Value                       N/A              N/A         12.169119        11.639676
                          Accumulation Units Outstanding                N/A              N/A         1,993.698       13,863.364
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------

The Dreyfus Socially Responsible Growth Fund, Inc.
                          Accumulation Unit Value                  9.962000        11.962818         15.220020        19.506808
                          Accumulation Units Outstanding              0.000            0.000         5,460.625        5,962.423
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Dreyfus Stock Index Fund
                          Accumulation Unit Value                  9.994303        12.130821         15.977173        20.291951
                          Accumulation Units Outstanding              0.000          600.306         4,263.339       31,533.165
------------------------------------------------------------- ----------------- ---------------- ----------------- ----------------
Strong Opportunity Fund II, Inc.
                          Accumulation Unit Value                       N/A              N/A         12.335975        13.874874
                          Accumulation Units Outstanding                N/A              N/A             0.000        3,173.858
---------------- -------------------------------------------- ----------------- ---------------- ----------------- ----------------
BT Insurance     EAFEREGISTERED Equity Index Fund
Funds Trust               Accumulation Unit Value                       N/A              N/A               N/A              N/A
                          Accumulation Units Outstanding                N/A              N/A               N/A              N/A
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Equity 500 Index Fund
                          Accumulation Unit Value                       N/A              N/A               N/A              N/A
                          Accumulation Units Outstanding                N/A              N/A               N/A              N/A
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Small Cap Index Fund
                          Accumulation Unit Value                       N/A              N/A               N/A              N/A
                          Accumulation Units Outstanding                N/A              N/A               N/A              N/A
---------------- -------------------------------------------- ----------------- ---------------- ----------------- ----------------
Merrill Lynch    Basic Value Focus Fund
Variable                  Accumulation Unit Value                 10,149258        12.133299         14.497904        15.717824
Series Fund,              Accumulation Units Outstanding              0.000           96.296         2,123.159        7,075.336
Inc.             -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Global Strategy Focus Fund
                          Accumulation Unit Value                 10.107054        11.330202         12.563763        13.549756
                          Accumulation Units Outstanding              0.000           30.061         1,186.434        1,230.646
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 High Current Income Fund
                          Accumulation Unit Value                 10.120248        11.148637         12.258690        11.768629
                          Accumulation Units Outstanding              0.000          255.389         1,036.359        3,945.423
                 -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 Domestic Money Market Fund
                          Accumulation Unit Value                  1.002655         1.045819          1.087469         1.128613
                          Accumulation Units Outstanding              0.000        1,260.991        10,686.456       15,490.877
------------------------------------------------------------ ----------------- ---------------- ----------------- ----------------
Morgan           Fixed Income Portfolio
Stanley                   Accumulation Unit Value                       N/A              N/A         10.762308        11.503500
Dean Witter               Accumulation Units Outstanding                N/A              N/A             0.000          706.067
Universal        -------------------------------------------- ----------------- ---------------- ----------------- ----------------
Funds, Inc.      U.S. Real Estate Portfolio
                          Accumulation Unit Value                       N/A              N/A         12.315552        10.874562
                          Accumulation Units Outstanding                N/A              N/A             0.000          365.320
------------------------------------------------------------ ----------------- ---------------- ----------------- ----------------
PBHG             PBHG Growth II Portfolio
Insurance                 Accumulation Unit Value                       N/A              N/A         10.682296        11.447984
Series                    Accumulation Units Outstanding                N/A              N/A           496.211          763.702
Fund, Inc.       -------------------------------------------- ----------------- ---------------- ----------------- ----------------
                 PBHG Technology & Communications Portfolio
                          Accumulation Unit Value                       N/A              N/A         10.344412        13.546872
                          Accumulation Units Outstanding                N/A              N/A           156.518        2,340.838
---------------- -------------------------------------------- ----------------- ---------------- ----------------- ----------------

The  above  table  gives  year-end   Accumulation   Unit  information  for  each
Sub-Account from the end of the year of inception to December 31, 1998. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Merrill Lynch Domestic Money Market Fund Sub-Account was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Sub-Account), for all of the PBHG, Morgan Stanley Dean Witter and Strong
Portfolio Sub-Accounts and for the Dreyfus Growth and Income and Small Cap Portfolio Sub-Accounts, or as of May 1, 1999 (the effective date of the Sub-Account) for the Janus Capital Appreciation Portfolio and all of the BT Insurance Funds Trust Portfolios. The beginning Accumulation Unit Value for the Merrill Lynch Domestic Money Market Fund Sub-Account was 1.000000 as of December 7, 1995.

Financial Statements

The financial statements and reports of independent auditors for the Company and
for  the  Separate   Account  are  included  in  the   statement  of  additional
information.

Performance Information
From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data
The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and certificate maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one year period or for an average of consecutive one year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures
The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;

o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;


o compare investment return on a tax-deferred basis with currently taxable investment return;

o    illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
--------------------------------------------------------------------------------
The Separate Account is currently divided into 21 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses which accompany this prospectus contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


Janus Aspen Series

Advisor:                                 Aggressive Growth Portfolio
Janus Capital Corporation                A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies.

Advisor:                                 Worldwide Growth Portfolio
Janus Capital Corporation                A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers. International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached
                                         Janus Aspen Series prospectus.

Advisor:                                 Balanced Portfolio
Janus Capital Corporation                A diversified portfolio that seeks long-term growth of capital balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Advisor:                                 Capital Appreciation Portfolio
Janus Capital Corporation                A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of issuers of any size.

Dreyfus Portfolios

Advisor:                                 Dreyfus Variable Investment Fund-Capital Appreciation Portfolio
The Dreyfus Corporation                  The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital.  Current income is a secondary
Sub-Advisor:                             goal.  It seeks to achieve its goals by investing in common stocks.
Fayez Sarofim & Co.

Advisor:                                 Dreyfus Variable Investment Fund-Growth and Income Portfolio
The Dreyfus Corporation                  The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.

Advisor:                                 Dreyfus Variable Investment Fund-Small Cap Portfolio
The Dreyfus Corporation                  The Small Cap Portfolio's goal is to maximize capital appreciation. This Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio seeks companies characterized by new or innovative products or services which should enhance prospects for growth in future earnings.

Advisor:                                 The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Corporation                  The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to provide capital growth.  It seeks to achieve this goal by investing principally in common stocks, or
Sub-Advisor:                             securities convertible into common stock, of companies which, in the opinion of the
NCM Capital Management Group, Inc.       Portfolio's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.  Current income is a secondary goal.

Advisor:                                 Dreyfus Stock Index Fund
The Dreyfus Corporation                  The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the
Index Manager:                           aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.  The
Mellon Equity Associates (an affiliate   Stock Index Fund is neither sponsored, endorsed, sold or promoted by, nor affiliated with,
of Dreyfus)                              Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.



Strong Opportunity Fund II, Inc.

Advisor:                                 Strong Opportunity Fund II, Inc.
Strong Capital Management, Inc.          The investment objective of the Strong Opportunity Fund II is to seek capital growth.  It currently emphasizes medium-sized companies that the Portfolio's adviser believes are under-researched and attractively valued.

BT Insurance Funds Trust

Advisor:                                 EAFEREGISTERED Equity Index Fund
Bankers Trust Company                    The EAFEREGISTERED Equity Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Europe, Australia, Far East Index (the
                                         "EAFEREGISTERED Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.  The Portfolio will be invested primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the
                                         United States.  Statistical methods will be employed to replicate the EAFEREGISTERED Index by buying most of the EAFEREGISTERED Index securities.  Securities purchased for the
                                         Portfolio will generally, but not necessarily, be traded on a foreign securities exchange.

Advisor:                                 Equity 500 Index Fund
Bankers Trust Company                    The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the
                                         "S&P 500"), an index emphasizing large-capitalization stocks.  The Portfolio will include the common stock of those companies included in the S&P 500, other than the Bankers Trust
                                         Corporation, selected on the basis of computer generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

Advisor:                                 Small Cap Index Fund
Bankers Trust Company                    The Small Cap Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an
                                         index consisting of 2,000 small-capitalization common stocks.  The Portfolio will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.


Merrill Lynch Variable Series Fund, Inc.

Advisor:                                 Basic Value Focus Fund
Merrill Lynch Asset Management, L.P.     The investment objective of the Basic Value Focus Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Portfolio believes are undervalued and therefore represent basic investment value.
                                         The Portfolio seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations.  Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.  See the attached prospectus for the Portfolio.

Advisor:                                 Global Strategy Focus Fund
Merrill Lynch Asset Management, L.P.     The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.  The Portfolio seeks to achieve its objective by investing primarily in securities of issuers located in the U.S., Canada, Western Europe, the Far East and Latin America.  Geographical allocation of the Portfolio investments is not limited, and will be made primarily on the basis of anticipated total return from investments, considering various factors, including economic, financial, social, national, and political factors.  Investing on an international basis involves special considerations.  See the attached prospectus for the
                                         Portfolio.

Advisor:                                 High Current Income Fund
Merrill Lynch Asset Management, L. P.    The primary investment objective of the High Current Income Fund is to obtain a high level of current income.  As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective.  The Portfolio primarily invests in fixed-income securities with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality.  The Portfolio also invests in junk bonds.  Investments in these securities entail relatively greater risk of loss of income or principal.  An investment in this Portfolio may not be appropriate as the exclusive investment to fund a
                                         Certificate.  See the attached prospectus for the Portfolio.

Advisor:                                 Domestic Money Market Fund
Merrill Lynch Asset Management, L.P.     The investment objectives of the Domestic Money Market Fund are to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.  The Portfolio's goals are to produce current income while attempting to maintain a share value of $1.00.  See the attached prospectus for the Portfolio.



Morgan Stanley Dean Witter Universal Funds, Inc.

Advisor:                                 Fixed Income Portfolio
Miller Anderson & Sherrerd, LLP (an      The investment objective of the Fixed Income Portfolio is to seek above-average total
indirect wholly owned subsidiary of      return over a market cycle of three to five years by investing primarily in a diversified
Morgan Stanley Dean Witter & Co.)        portfolio of fixed income securities, including securities issued by the U.S. Government and its Agencies, Corporate Bonds, Mortgage-Backed Securities, Foreign Bonds, other Fixed
                                         Income Securities and Derivatives, and to a limited extent junk bonds.

Advisor:                                 U.S. Real Estate Portfolio
Morgan Stanley Dean Witter Investment    The investment objective of the U.S. Real Estate Portfolio is above-average current income
Management Inc. (a wholly owned          and long-term capital appreciation by investing primarily in equity securities of U.S. and
subsidiary of Morgan Stanley Dean        non-U.S. companies engaged in the U.S. real estate industry, including Real Estate
Witter & Co.)                            Investment Trusts (REITs).



PBHG Insurance Series Fund, Inc.

Advisor:                                 PBHG Growth II Portfolio
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Growth II Portfolio is to seek capital appreciation. The Portfolio invests primarily in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues between $500 million and $10 billion) that, in the adviser's opinion, are considered to have an outlook for strong earnings growth and potential for significant capital appreciation.

Advisor:                                 PBHG Technology & Communications Portfolio
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Technology & Communications
                                         Portfolio is to seek long-term growth of capital.  Current income is incidental to the
                                         Portfolio's objective.  The Portfolio invests primarily in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology or communications-related products and services.

Additions, Deletions, or Substitutions
The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
--------------------------------------------------------------------------------
Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity InvestorsREGISTERED Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.

AAG SECURITIES, INC.
--------------------------------------------------------------------------------
AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 75. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the certificates which are reflected in the Account Value of the certificates, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual certificate maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a certificate than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page 27 of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page 29 of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge     Offset expenses incurred by the Company in the sale of the
                      Contracts,  including  commissions paid and costs of sales literature.
Amount of Charge      Up to 7% of each purchase  payment  depending on number of years elapsed since receipt of the
                      purchase payment.

===================================== ====== ====== ====== ====== ======= ====== ====== ======
Number of full years elapsed
between date of receipt of purchase     0      1      2      3      4       5      6    7 or
payment and date request for                                                            more
surrender received
===================================== ====== ====== ====== ====== ======= ====== ====== ======
CDSC as a percentage of purchase
payment surrendered                    7%     6%     5%     4%      3%     2%     1%     0%
===================================== ====== ====== ====== ====== ======= ====== ====== ======

When Assessed              On partial or full surrenders of purchase payments during Accumulation Period.
Assessed Against What      Purchase payments only, not earnings.  See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.
Waivers                    o   Free withdrawal privilege.  See the Surrenders section for information.
                           o   In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                           o   Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
                           o   If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement):
                               (i) upon separation from service if owner has attained age 55 and certificate has been in force for at least seven years; or
                               (ii) after certificate has been in force fifteen years or more.
                           o   Long term care waiver rider.  See the Surrenders section for information.
                           o   If the Social Security Administration determines after the certificate is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.
                           o   Successor Owner endorsement.  See the Account Value section for information.
                           o   Where required to satisfy state law.


Certificate Maintenance Fee
Purpose of Charge                    Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the
                                     Separate Account.
Amount of Charge                     $25.00 per year.
When Assessed                        During the Accumulation Period the charge is deducted on each anniversary of the effective date of the certificate, and at time of full surrender.  During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.
Assessed Against What                Amounts invested in the Sub-Accounts.  During the Accumulation Period, the charge is deducted pro-rata from the Sub-Accounts in which the certificate has an interest on the date of the charge.  During the Benefit Payment Period, a pro-rata portion of the annual charge is deducted from each benefit payment from the variable account.  The charge is not assessed against the fixed account options.
Waivers                              o        In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                                     o        During Benefit Payment Period where required to satisfy state law.


Transfer Fee

Purpose of Charge                    Offset cost incurred in administering the Contracts.
Amount of Charge                     $25 for each transfer in excess of 12 in any certificate year.  The Company reserves the right to change the amount of this charge at any time.
When Assessed                        During Accumulation Period.
Assessed Against What                Deducted from amount transferred.
Waivers                              Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a certificate year. The Company reserves the right to eliminate this waiver at any time.


Administration Charge

Purpose of Charge                    Offset expenses incurred in administering the Contracts and the Separate Account.
Amount of Charge                     The Company has not imposed an administration charge.
When Assessed                        During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What                Amounts invested in the Sub-Accounts.  Not assessed against the fixed account options.
Waivers                              Not applicable.


Mortality and Expense Risk Charge
Purpose of Charge                    Compensation for bearing certain mortality and expense risks under the Contract.  Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment
                                     Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the certificate maintenance fees, transfer fees and administration charges.
Amount of Charge                     Daily charge equal to .003403% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.  Contracts with the
                                     1.25% mortality and expense risk charge are referred to as "Standard Contracts."
When Assessed                        During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What                Amounts invested in the Sub-Accounts. Not assessed against the fixed account options.
Waivers                              When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge.  These Contracts are referred to as "Enhanced
                                     Contracts."  The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002590% of the daily Net Asset Value for each Sub-Account, which corresponds to an effective annual rate of 0.95%.The Company estimates that for Enhanced Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.

Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company has a tax liability under state law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page 6 of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the group Contract owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel
Where required by state law, the owner of a certificate may cancel it before midnight of the twentieth day following the date the owner receives the certificate. For a valid cancellation, the certificate must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the certificate or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the certificate, the certificate will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days.

Persons With Rights Under a Contract

Owner: The group Contract owner holds the Contract for the benefit of participants. A participant is the owner of his or her participation interest under the Contract, and is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). References to "owner" in this prospectus refer to the owners of participation interests. The rights of an owner may be restricted by the terms of an employer plan. Ownership of a non-tax-qualified certificate may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified certificate may not be transferred.

Joint Owners: There may be joint owners of a non-tax-qualified certificate. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the certificate. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

Annuitant: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified certificate. The owner may designate an annuitant under a non-tax-qualified certificate.

Beneficiary: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified certificate, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified certificate, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. During the Benefit Payment Period, the beneficiary is the payee.

Assignee: Under a tax-qualified certificate, assignment is not permitted. The owner of a non-tax-qualified certificate may assign most of his/her rights or benefits under a certificate. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------
Each certificate allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the
Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page 27 of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans, if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages 29 and 30 of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide a report at least once each certificate year of the certificate's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value
The value of a certificate during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that certificate multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o        transfer from a Sub-Account
o        full or partial surrender from the Sub-Accounts
o        payment of a death benefit
o        application of the amounts in the Sub-Accounts to a settlement option
o        deduction of the certificate maintenance fee
o        deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of a certificate, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the certificate after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The Successor Owner endorsement may not be available in all States.

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                          Tax-Qualified                Non-Tax-Qualified
--------------------------------------------------------- ---------------------------- ----------------------------
--------------------------------------------------------- ---------------------------- ----------------------------
Minimum single purchase payment                           $2,000                       $5,000
--------------------------------------------------------- ---------------------------- ----------------------------
--------------------------------------------------------- ---------------------------- ----------------------------
Minimum monthly under periodic payment program            $50                          $100
--------------------------------------------------------- ---------------------------- ----------------------------
--------------------------------------------------------- ---------------------------- ----------------------------
Minimum additional payments                               $50                          $50
--------------------------------------------------------- ---------------------------- ----------------------------
--------------------------------------------------------- ---------------------------- ----------------------------
Maximum single purchase payment                           $500,000 or Company          $500,000 or Company
                                                          approval                     approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a certificate as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options--Allocations
Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page 14 of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:

               Fixed Accumulation Account Option
               One Year Guaranteed Interest Rate Option
               Three Year Guaranteed Interest Rate Option
               Five Year Guaranteed Interest Rate Option
               Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                                 Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Minimum allocation to any Sub-Account                    $10
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Minimum allocation to fixed accumulation account         $10
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Minimum allocation to fixed account guarantee option     $2,000
                                                         No   amounts   may   be
                                                         allocated      to     a
                                                         guarantee period option
                                                         which   would    extend
                                                         beyond the owner's 85th
                                                         birthday   or  5  years
                                                         after   the   effective
                                                         date       of       the
                                                         certificate, if later.
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Allocation during right to cancel period                 No current restrictions, however, the Company
                                                         reserves the right to require that purchase
                                                         payment(s) be allocated to the money market
                                                         Sub-Account or to the fixed accumulation account
                                                         option during the right to cancel period, if any.


Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program
An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the certificate). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the certificate. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section on page 26 of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers
During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, between fixed account options, and/or between Sub-Accounts and fixed account options.

The current restrictions on transfers are as follows:

                                                              Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Minimum transfer from any Sub-Account                    $500 or balance of Sub-Account if less
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Minimum transfer from fixed account option               $500 or balance of fixed account option if less
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Minimum transfer to fixed account guarantee option       $2,000
                                                         No   amounts   may   be
                                                         transferred     to    a
                                                         guarantee period option
                                                         which   would    extend
                                                         beyond the owner's 85th
                                                         birthday   or  5  years
                                                         after   the   effective
                                                         date       of       the
                                                         certificate, if later.
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Maximum  transfer from fixed account  option other than  During any certificate year, 20% of the fixed
fixed account guarantee option which is maturing         account option's value as of the most recent
                                                         certificate anniversary.
-------------------------------------------------------- ---------------------------------------------------
-------------------------------------------------------- ---------------------------------------------------
Transfers from fixed account options                     o   May not be made prior to first
                                                             certificate anniversary.
                                                         o   Amounts transferred from fixed account
                                                             options to Sub-Accounts may not be
                                                             transferred back to fixed account options for
                                                             a period of 6 months from the date of the
                                                             original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under a certificate without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                       Description                 Minimum Account            Limitations/Notes
                                                          Requirements
----------------------------- --------------------------- -------------------------- ---------------------------
----------------------------- --------------------------- -------------------------- ---------------------------
Dollar Cost Averaging         Automatic transfers from    Source of funds must be    Dollar cost averaging
There are risks involved in   the money market            at least $10,000.          transfers may not be made
switching between             Sub-Account to any other                               to any of the fixed
investments available under   Sub-Account(s), or from     Minimum transfer per       account options.  The
the Contract.  Dollar cost    the fixed accumulation      month is $500.  When       dollar cost averaging
averaging requires regular    account option to any       balance of source of       transfers will take place
investment changes            Sub-Account(s), on a        funds falls below $500,    on the last Valuation
regardless of fluctuating     monthly or quarterly        entire balance will be     Date of each calendar
price levels and does not     basis.                      allocated according to     month or quarter as
guarantee profits or                                      dollar cost averaging      requested by the owner.
prevent losses in a                                       instructions.
declining market.  You
should consider your
financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.
----------------------------- --------------------------- -------------------------- ---------------------------
----------------------------- --------------------------- -------------------------- ---------------------------

Portfolio Rebalancing         Automatically transfer      Minimum Account Value of   Transfers will take place
                              amounts between the         $10,000.                   on the last Valuation
                              Sub-Accounts and the                                   Date of each calendar
                              fixed accumulation                                     quarter.  Portfolio
                              account option to                                      rebalancing will not be
                              maintain the percentage                                available if the dollar
                              allocations selected by                                cost averaging program or
                              the owner.                                             an interest sweep from
                                                                                     the fixed accumulation
                                                                                     account option is being
                                                                                     utilized.
----------------------------- --------------------------- -------------------------- ---------------------------
----------------------------- --------------------------- -------------------------- ---------------------------

Interest Sweep                Automatic transfers of      Balance of each fixed      Interest sweep transfers
                              the income from any fixed   account option selected    will take place on the
                              account option(s) to any    must be at least           last Valuation Date of
                              Sub-Account(s).             $5,000.  Maximum           each calendar quarter.
                                                          transfer   from   each
                                                          fixed  account  option
                                                          selected   is  20%  of
                                                          such   fixed   account
                                                          option's   value   per
                                                          year.          Amounts
                                                          transferred  under the
                                                          interest sweep program
                                                          will  reduce  the  20%
                                                          maximum       transfer
                                                          amount       otherwise
                                                          allowed.

Telephone Transfers
An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders
An owner may surrender a certificate either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:

                                                          Tax-Qualified                Non-Tax-Qualified
--------------------------------------------------------- ---------------------------- ----------------------------
--------------------------------------------------------- ---------------------------------------------------------
Minimum amount of partial surrender                                                 $500
--------------------------------------------------------- ---------------------------------------------------------
Minimum remaining Account Value after partial surrender                             $500
--------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------- ---------------------------- ----------------------------
Amount available for surrender (valued as of end of       Account Value less           Account Value less
Valuation Period in which request for surrender is        applicable CDSC, subject     applicable CDSC, subject
received by the Company)                                  to tax law or employer       to employer plan
                                                          plan restrictions on         restrictions on withdrawals
                                                          withdrawals
--------------------------------------------------------- ---------------------------- ----------------------------
--------------------------------------------------------- ---------------------------------------------------------
Tax penalty for early withdrawal                          Up to 10% of Account Value before age 59 1/2
--------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------
Certificate maintenance fee on full surrender             $25 (no CDSC applies)
--------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------
Contingent deferred sales charge ("CDSC")                 Up to 7% of purchase payments
--------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------
Order of withdrawal for purposes of CDSC (order may be    First from accumulated earnings (no CDSC applies) and
different for tax purposes)                               then from purchase payments on "first-in, first-out"
                                                          basis (CDSC may apply)


A full surrender will terminate a certificate. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the certificate is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: 1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or 2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the second and succeeding certificate years on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or
(b) 10% of the Account Value as of the last certificate anniversary.

If the free withdrawal privilege is not exercised during a certificate year, it does not carry over to the next certificate year. The free withdrawal privilege may not be available under some group Contracts.

Long Term Care Waiver Rider
If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first certificate anniversary. This rider may not be available in all States.

Systematic Withdrawal
During the Accumulation Period, an owner may elect to automatically withdraw money from a certificate. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial adviser. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the certificate than if annuitization were elected.

Contract Loans
The Company may make loans to owners of tax-qualified certificates. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax adviser prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a certificate because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination
The Company reserves the right to terminate any certificate at any time during the Accumulation Period if the Account Value is less than $500. In that case, the certificate will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD
--------------------------------------------------------------------------------
Annuity Benefit

An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the certificate anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the certificate, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section beginning on page 31 of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section beginning on page 31 of this prospectus.

Death Benefit
A death benefit will be paid under a certificate if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the certificate, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

o   The Account Value on the Death Benefit Valuation Date.

o   The  total  purchase  payment(s),   less  any  partial  surrenders  and  any
    contingent deferred sales charges that applied to those amounts.

o The largest Account Value on any certificate anniversary which is an exact multiple of five and prior to the owner's death or the owner's 75th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section beginning on page 31 of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options
When a certificate is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payment increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Sub-Account(s) is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Sub-Account equals the shares for that Sub-Account, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Sub-Account selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page 37 of this prospectus.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities
Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a certificate is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Plans
Annuities may also qualify for tax-deferred treatment under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals which do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities
IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program
The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans
Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

Summary of Income Tax Rules
The  following   chart   summarizes   the  basic  income  tax  rules   governing
tax-qualified and non-tax-qualified Contracts:

--------------------------- ------------------------------------------- ------------------------------------------
                            Tax-Qualified Plans                         Basic Non-Tax-Qualified Contracts
                            Nonqualified Deferred Compensation Plans
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Plan Types                  o    IRC ss401 (Pension and Profit          o   IRC ss72 only
                                 Sharing)
                            o    IRC ss403 (Tax-Sheltered
                                 Annuities)
                            o    IRC ss408 (IRA, SIMPLE IRA)
                            o    IRC ss408A (Roth IRA)
                            o    IRC ss457
                            o    Nonqualified Deferred Compensation
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Who May Purchase Contract   Natural person, employer, or employer       Anyone.  Non-natural person may purchase
                            plan.  Nonqualified deferred compensation   but will generally lose tax-deferred
                            plans will generally lose tax-deferred      status.
                            status.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Taxation of Surrenders      If there is an after-tax "investment in     Account Value in excess of investment in
                            the contract," a pro-rata portion of        the contract is taxable.  Generally, the
                            amount surrendered is taxable based on      "investment in the contract" will equal
                            ratio of "investment in the contract" to    the sum of all purchase payments.
                            Account Value.  Usually, 100% of            Surrenders are deemed to come from
                            distributions from a qualified plan will    earnings first, and purchase payments
                            be taxed because there was no after-tax     last.
                            contribution and therefore no "investment
                            in the contract."  Qualified                For a Contract purchased as part of an
                            distributions from ss408A Roth IRA may be   IRC Section 1035 exchange which includes
                            completely tax-free.                        contributions made before August 14,
                                                                        1982 ("pre-TEFRA contributions") partial
                            Surrenders prior to age 59 1/2 may be         withdrawals are not taxable until the
                            subject to 10% or greater tax penalty       pre-TEFRA contributions have been
                            depending on the type of qualified plan.    returned.

                            Surrenders from tax-qualified Contracts     The taxable portion of any surrenders
                            may be restricted by the Internal Revenue   prior to age 59 1/2 may be subject to a
                            Code or by the terms of a retirement plan.  10% tax penalty.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- --------------------------------------------------------------------------------------
Taxation of Benefit         May vary depending on type of settlement option selected, but generally, for fixed
Payments (annuity benefit   dollar benefit payments, a pro-rata portion of each payment equal to [100% -
payments or death benefit   (investment in contract/total expected payments)] is subject to income tax.  For
payments)                   variable dollar benefit payments, a specific dollar amount of each payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation.  Once the investment in the contract has been recovered, the full amount of each benefit payment is taxable.  Qualified distributions from a ss408A Roth IRA may be completely tax-free.
--------------------------- --------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------
Taxation of Lump Sum        Taxed to recipient generally in same manner as full surrender.  Tax penalties do not
Death Benefit Payment       apply to death benefit distributions.
--------------------------- --------------------------------------------------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Assignment of               Assignment and transfer of ownership        Generally, deferred earnings become
Contract/Transfer of        generally not permitted.                    taxable to transferor at time of
Ownership                                                               transfer and transferee receives an
                                                                        investment in the contract equal to the
                                                                        Account Value at that time.  Gift tax
                                                                        consequences not discussed herein.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Withholding                 Eligible rollover distributions from        Generally, payee may elect to have taxes
                            ss401 and ss403(b) Contracts subject to     withheld or not.
                            20% mandatory withholding on taxable
                            portion unless direct rollover.  Section
                            457 plan benefits and nonqualified
                            deferred compensation plan benefits
                            subject to wage withholding.  For all
                            other payments, payee may elect to have
                            taxes withheld or not.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Who May Purchase Contract   Natural person, employer, or employer       Anyone.  Non-natural person may purchase
                            plan.  Nonqualified deferred compensation   but will generally lose tax-deferred
                            plans will generally lose tax-deferred      status.
                            status.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Taxation of Surrenders      If there is an after-tax "investment in     Account Value in excess of investment in
                            the contract," a pro-rata portion of        the contract is taxable.  Generally, the
                            amount surrendered is taxable based on      "investment in the contract" will equal
                            ratio of "investment in the contract" to    the sum of all purchase payments.
                            Account Value.  Usually, 100% of            Surrenders are deemed to come from
                            distributions from a qualified plan will    earnings first, and purchase payments
                            be taxed because there was no after-tax     last.
                            contribution and therefore no "investment
                            in the contract."  Qualified                For a Contract purchased as part of an
                            distributions from ss408A Roth IRA may be   IRC Section 1035 exchange which includes
                            completely tax-free.                        contributions made before August 14,
                                                                        1982 ("pre-TEFRA contributions") partial
                            Surrenders prior to age 59 1/2 may be       withdrawals are not taxable until the
                            subject to 10% or greater tax penalty       pre-TEFRA contributions have been
                            depending on the type of qualified plan.    returned.

                            Surrenders from tax-qualified Contracts     The taxable portion of any surrenders
                            may be restricted by the Internal Revenue   prior to age 59 1/2 may be subject to a
                            Code or by the terms of a retirement plan.  10% tax penalty.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- --------------------------------------------------------------------------------------
Taxation of Benefit         May vary depending on type of settlement option selected, but generally, for fixed
Payments (annuity benefit   dollar benefit payments, a pro-rata portion of each payment equal to [100% -
payments or death benefit   (investment in contract/total expected payments)] is subject to income tax.  For
payments)                   variable dollar benefit payments, a specific dollar amount of each payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation.  Once the investment in the contract has been recovered, the full amount of each benefit payment is taxable.  Qualified distributions from a ss408A Roth IRA may be completely tax-free.
--------------------------- --------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------
Taxation of Lump Sum        Taxed to recipient generally in same manner as full surrender.  Tax penalties do not
Death Benefit Payment       apply to death benefit distributions.
--------------------------- --------------------------------------------------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Assignment of               Assignment and transfer of ownership        Generally, deferred earnings become
Contract/Transfer of        generally not permitted.                    taxable to transferor at time of
                                                                        transfer and transferee receives an
                                                                        investment in the contract equal to the
                                                                        Account Value at that time.  Gift tax
                                                                        consequences not discussed herein.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Withholding                 Eligible rollover distributions from        Generally, payee may elect to have taxes
                            ss401 and ss403(b) Contracts subject to     withheld or not.
                            20% mandatory withholding on taxable
                            portion unless direct rollover.  Section
                            457 plan benefits and nonqualified
                            deferred compensation plan benefits
                            subject to wage withholding.  For all
                            other payments, payee may elect to have
                            taxes withheld or not.
--------------------------- ------------------------------------------- ------------------------------------------

GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------
The following financial terms explain how the variable portion of a certificate is valued. Read these terms in conjunction with the Definitions on page 4 of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the first Valuation Period, the Benefit Unit Value for each Sub-Account at the end of each Valuation Period is determined by multiplying the Benefit Unit Value at the end of the previous Valuation Period by the Net Investment Factor for the applicable Sub-Account for the current Valuation Period, and by a daily investment factor (0.99991781) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which was incorporated in the calculation of the initial benefit payment.

Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http:\\www.sec.gov. The registration number for the Registration Statement is 33-59861.

OTHER INFORMATION
--------------------------------------------------------------------------------
Year 2000
The Company is developing plans to modify or replace software used in administering variable contracts so that its computer systems will function properly with respect to dates in the year 2000 and beyond. Should software modifications and new software installations not be completed on a timely basis, there could be disruptions in the ability of the Company to administer the Contracts.

The Portfolios' preparations for the year 2000 are described in the Portfolio prospectuses.

Legal Proceedings
The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.


                                      -38

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:

                                                                           Page

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED..........................3
        General Information and History.....................................3
        State Regulation....................................................3

SERVICES....................................................................3
        Safekeeping of Separate Account Assets..............................3
        Records and Reports.................................................3
        Experts.............................................................3

DISTRIBUTION OF THE CONTRACTS...............................................3

CALCULATION OF PERFORMANCE INFORMATION......................................4
        Money Market Sub-Account Standardized Yield Calculation.............4
        Average Annual Total Return Calculation.............................5
Cumulative Total Return Calculation.........................................5
        Standardized Average Annual Total Return Data.......................6
        Non-Standardized Average Annual Total Return Data...................7
        Other Performance Measures..........................................8

BENEFIT UNITS--TRANSFER FORMULAS.............................................9

FEDERAL TAX MATTERS.........................................................10
        Taxation of Separate Account Income.................................10
        Tax Deferred Status of Non-Qualified Contracts......................10

FINANCIAL STATEMENTS........................................................11





Copies of the statement of additional information dated May 1, 1999 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance CompanyREGISTERED, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

-  -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



Name:---------------------------------------------------------------------------


Address:------------------------------------------------------------------------


City:---------------------------------------------------------------------------


State:--------------------------------------------------------------------------


Zip:----------------------------------------------------------------------------

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT A
STATEMENT OF ADDITIONAL INFORMATION for

The Commodore NauticusREGISTERED
Group Flexible Premium Deferred Annuities

The Commodore AmericusREGISTERED
Individual Flexible Premium Deferred Annuities


                                                                    May 1, 1999


This statement of additional information supplements the current prospectuses for The Commodore NauticusREGISTERED Group Flexible Premium Deferred Annuity Contracts and The Commodore Americus(R) Individual Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance CompanyREGISTERED. This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.


A copy of either of the prospectuses dated May 1, 1999, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                TABLE OF CONTENTS


                                                                            Page

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED.............................3

   GENERAL INFORMATION AND HISTORY.............................................3
   STATE REGULATION............................................................3

SERVICES.......................................................................3

   SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................................3
   RECORDS AND REPORTS.........................................................3
   EXPERTS.....................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................3


CALCULATION OF PERFORMANCE INFORMATION.........................................4

   MONEY MARKET SUB-ACCOUNT STANDARDIZED YIELD CALCULATION.....................4
   AVERAGE ANNUAL TOTAL RETURN CALCULATION.....................................5
   CUMULATIVE TOTAL RETURN CALCULATION.........................................5
   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA...............................6
   NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA...........................7
   OTHER PERFORMANCE MEASURES..................................................8

BENEFIT UNITS--TRANSFER FORMULAS...............................................9


FEDERAL TAX MATTERS...........................................................10

   TAXATION OF SEPARATE ACCOUNT INCOME........................................10
   TAX DEFERRAL ON NONQUALIFIED CONTRACTS.....................................10

FINANCIAL STATEMENTS..........................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
--------------------------------------------------------------------------------

General Information and History
Annuity Investors Life Insurance CompanyREGISTERED (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company was acquired in November, 1994, by American Annuity GroupREGISTERED, Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great AmericanREGISTERED Insurance Company ("GAIC"), an Ohio corporation, owns more than 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly owned subsidiary of Great AmericanREGISTERED Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation that owns 1% of the common stock of AAG. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses.

State Regulation
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------

Safekeeping of Separate Account Assets
Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

Records and Reports
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.

Experts
The financial statements of the Separate Account and the statutory-basis financial statement of the Company as of December 31, 1998 and 1997, and for the years then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or both of the Contracts.

The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:

----------------- ------------ ------------ -----------
Year Ended         12/31/98     12/31/97     12/31/96
----------------- ------------ ------------ -----------
Nauticus
  Received         $1,049,047     $747,200     $92,201
  Retained            $56,023      $46,400      $2,178
----------------- ------------ ------------ -----------
Americus                                    (8/16 to
                                              12/31)
  Received         $1,309,956   $1,120,800     $99,884
  Retained            $69,467      $69,600      $2,360
----------------- ------------ ------------ -----------

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Money Market Sub-Account Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN    =  The   percentage  (or   net)   change   in  the
                                 Accumulation  Unit  Value for the money  market
                                 Sub-Account   ("AUV")   over  a  7  day  period
                                 determined as follows:

                   AUV at end of 7 day period - AUV at beginning of 7 day period
                                 AUV at beginning of 7 day period


Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1998 are as follows:

        Money Market Sub-Account            Yield            Effective Yield

        Standard Nauticus Contracts         3.47%                3.53%

        Enhanced Nauticus Contracts         3.76%                3.84%

        Americus Contracts                  3.47%                3.53%

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE OR CONTRACT (OR CERTIFICATE) MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where:

        P......=      a hypothetical initial payment of $1,000
        T......=      average annual total return
        n......=      number of years
        ERV    =      "ending  redeemable  value"  of   a  hypothetical  $1,000
                      payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract (or certificate) maintenance fees, contingent deferred sales charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges, but not contract (or certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Sub-Account over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

        CTR    =      the  cumulative  total return net of Sub-Account recurring
                      charges,   other  than  the  contract   (or   certificate)
                      maintenance fee, for the period

        ERV    =      ending  redeemable  value of a hypothetical $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

        P      =      a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Standardized Average Annual Total Return Data


   (Data reflects deduction of all recurring charges including
   contingent deferred sales charges and contract (or                     Nauticus Standard Contracts                Nauticus
   certificate) maintenance fees - data is the same for                               and                      Enhanced Contracts2/
   Nauticus Standard Contracts and Americus Contracts)                       Americus Contracts1/
------------------------------------------------------------------------------------------------------------------------------------
                                                                         1 Year      Life of Separate      1 Year   Life of Separate
                                                     All Periods                        Account3/                       Account3/
                                                 Ending 12/31/98
--------------------------------------------------------------------------------- -------------------------------------------------

Janus A.S.-Aggressive Growth Portfolio                                   24.10%           13.64%           24.50%        14.01%
Janus A.S.-Worldwide Growth Portfolio                                    18.83%           22.53%           19.21%        22.92%
Janus A.S.- Balanced Portfolio                                           24.13%           19.50%           24.52%        19.88%
Janus A.S.-Capital Appreciation Portfolio                                47.66%           44.54%4/         48.13%        45.00%4/
Dreyfus V.I.F.-Capital Appreciation Portfolio                            20.11%           22.55%           20.49%        22.94%
Dreyfus V.I.F.-Growth and Income Portfolio                                1.93%           11.83%            2.26%        12.20%
Dreyfus V.I.F.-Small Cap Portfolio                                      -13.13%            4.76%          -12.85%        5.10%
The Dreyfus Socially Responsible Growth Fund, Inc.                       19.28%           20.97%           19.66%        21.36%
Dreyfus Stock Index Fund                                                 18.13%           22.66%           18.51%        23.05%
Strong Opportunity Fund II, Inc.                                          3.64%           13.97%            3.97%        14.34%
BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund                11.71%            0.49%5/         12.07%         0.83%5/
BT Insurance Funds Trust-Equity 500 Index Fund                           18.62%           14.27%6/         19.00%        14.64%6/
BT Insurance Funds Trust-Small Cap Index Fund                           -11.89%           -7.39%7/        -11.60%        -7.08%7/
Merrill Lynch V.S.F.-Basic Value Focus Fund                              -0.41%           12.05%           -0.09%        12.42%
Merrill Lynch V.S.F.-Global Strategy Focus Fund                           0.97%            6.20%           -0.65%         6.56%
Merrill Lynch V.S.F.-High Current Income Fund                           -12.78%            0.87%          -12.50%         1.19%
Merrill Lynch V.S.F.-Domestic Money Market Fund                          -5.46%           -0.72%           -5.17%        -0.37%
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income            -1.93%            2.33%8/         -1.61%         2.67%8/
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real              -20.46%           -4.57%9/        -20.20%        -4.26%9/
Estate Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                -1.65%            1.74%4/         -1.33%         2.08%4/
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio            22.07%           13.68%4/         22.46%        14.05%4/



Non-Standardized Average Annual Total Return Data


  (Data reflects deduction of all recurring charges except                Nauticus Standard Contracts             Nauticus
  contingent deferred sales charges and contract (or                                  and                    Enhanced Contracts2/
  certificate) maintenance fees - data is the same for Nauticus               Americus Contracts1/
  Standard Contracts and Americus Contracts)
------------------------------------------------------------------------------------------------------ -----------------------------

                                                                           1 Year     Life of Separate      1 Year  Life of Separate
                                                      All Periods                        Account3/                       Account3/
                                                  Ending 12/31/98
------------------------------------------------------------------------------------------------------- ----------------------------
Janus A.S.-Aggressive Growth Portfolio                                     32.60%          17.04%           33.00%         17.39%
Janus A.S.-Worldwide Growth Portfolio                                      27.33%          25.46%           27.71%         25.83%
Janus A.S.- Balanced Portfolio                                             32.63%          22.57%           33.02%         22.94%
Janus A.S.-Capital Appreciation Portfolio                                  56.16%          49.64%4/         56.63%         50.08%4/
Dreyfus V.I.F.-Capital Appreciation Portfolio                              28.61%          25.48%           28.99%         25.85%
Dreyfus V.I.F.-Growth and Income Portfolio                                 10.43%          15.34%           10.76%         15.68%
Dreyfus V.I.F.-Small Cap Portfolio                                         -4.63%           8.74%           -4.35%          9.07%
The Dreyfus Socially Responsible Growth Fund, Inc.                         27.78%          23.98%           28.16%         24.35%
Dreyfus Stock Index Fund                                                   26.63%          25.58%           27.01%         25.96%
Strong Opportunity Fund II, Inc.                                           12.14%          17.35%           12.47%         17.70%
BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund                  20.21%           8.47%5/         20.57%          8.79%5/
BT Insurance Funds Trust-Equity 500 Index Fund                             27.12%          22.71%6/         27.50%         23.08%6/
BT Insurance Funds Trust-Small Cap Index Fund                              -3.39%           0.80%7/         -3.10%          1.10%7/
Merrill Lynch V.S.F.-Basic Value Focus Fund                                 8.09%          15.55%            8.41%         15.89%
Merrill Lynch V.S.F.-Global Strategy Focus Fund                             7.53%          10.09%            7.85%         10.41%
Merrill Lynch V.S.F.-High Current Income Fund                              -4.28%           5.16%           -4.00%          5.45%
Merrill Lynch V.S.F.-Domestic Money Market Fund                             3.04%           3.71%            3.33%          4.02%
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income               6.57%           7.59%8/          6.89%          7.91%8/
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real                -11.96%           1.53%9/        -11.70%          1.83%9/
Estate Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                   6.85%           8.14%4/          7.17%          8.47%4/
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio              30.57%          19.65%4/         30.96%         20.01%4/

1/      Annual mortality and expense risk charge of 1.25% of daily net asset value.
2/      Annual mortality and expense risk charge of 0.95% of daily net asset value.
3/      From Separate Account commencement date (12/7/95) to 12/31/98 unless otherwise noted.
4/      From inception date of Portfolio (5/1/97) to 12/31/98.
5/      From inception date of Portfolio (8/22/97) to 12/31/98.
6/      From inception date of Portfolio (10/1/97) to 12/31/98.
7/      From inception date of Portfolio (8/25/97) to 12/31/98.
8/      From inception date of Portfolio (1/2/97) to 12/31/98.
9/      From inception date of Portfolio (3/3/97) to 12/31/98.


Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc. ("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
--------------------------------------------------------------------------------
Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas:

        (1) The number of Benefit Units to be transferred from a given Sub-Account is BU1(trans).

        (2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
                      = UNIT1 - BU1(trans).

        (3) The number of Benefit Units transferred to the new Sub-Account is BU2(trans).
                      BU2(trans) = BU1(trans) * BUV1/BUV2.

        (4) The number of the Contract owner's Benefit Units in the new Sub-Account (after the transfer)
                      = UNIT2 + BU2(trans).

        (5) Subsequent variable dollar benefit payments will be based on the number of the Contract owner's Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit payment's due date.

        Where:

             BU1(trans) is the number of the Contract owner's Benefit Units transferred from a given Sub-Account. BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received. BU2(trans) is the number of the Contract owner's Benefit Units transferred into the new Sub-Account. BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received. UNIT1 is the number of the Contract owner's Benefit Units in the Sub-Account from which the transfer is being made, before the transfer. UNIT2 is the number of the Contract owner's Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.
                                      -9-

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.


The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral On Nonqualified Contracts
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of the Separate Account for the years ended December 31, 1998 and 1997 and the Company's audited statutory-basis financial statements for the years ended December 31, 1998 and 1997 are included herein.

The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT A

                              Financial Statements



                     Years ended December 31, 1998 and 1997
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              Financial Statements

                     Years ended December 31, 1998 and 1997




                                    Contents


    Report of Independent Auditors.............................................1


    Audited Financial Statements

    Statement of Assets and Liabilities - Current Year.........................2
    Statement of Assets and Liabilities - Prior Year...........................4
    Statements of Operations - Current Year....................................6
    Statements of Operations - Prior Year......................................7
    Statements of Changes in Net Assets - Current Year.........................8
    Statements of Changes in Net Assets - Prior Year..........................11
    Notes to Financial Statements.............................................14

                         Report of Independent Auditors



Contractholders of Annuity Investors Variable Account A
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Annuity Investors Variable Account A (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Short-Term Bond Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. High Current Income Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Morgan Stanley Universal Funds, Inc. Fixed Income Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio and Strong Funds Opportunity Fund II Sub-Accounts) as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A as of December 31, 1998 and 1997, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.


                                             /s/--------------------
                                              Ernst & Young LLP

Cincinnati, Ohio
February 4, 1999

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998



====================================================================================================================================
                                                                                                                             Market
                                                                                         Shares           Cost               Value
                                                                                       -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ..............................            258,671.915    $ 7,472,994        $ 9,340,643
              Growth and Income Portfolio .................................             92,571.106      1,995,497          2,094,884
              Small Cap Portfolio .........................................             58,023.275      3,253,489          3,128,035
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ......................            146,605.458      3,755,062          4,556,498
              Stock Index Fund ............................................            431,475.411     11,687,152         14,031,580
          Janus Aspen Series:
              Aggressive Growth Portfolio .................................            164,049.255      3,156,609          4,526,119
              Worldwide Growth Portfolio ..................................            484,769.907     11,693,725         14,101,957
              Balanced Portfolio ..........................................            644,903.995     11,536,564         14,510,340
              Short-Term Bond Portfolio ...................................                  0.000              0                  0
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund ......................................            171,800.005      2,508,822          2,520,306
              Global Strategy Focus Fund ..................................             26,435.460        365,698            354,500
              High Current Income Fund ....................................            142,758.018      1,603,907          1,443,283
              Domestic Money Market Fund ..................................            997,945.322        997,945            997,945
          Morgan Stanley Universal Funds, Inc.:
              Fixed Income Portfolio ......................................             73,075.791        797,468            781,911
              U.S. Real Estate Portfolio ..................................             67,863.625        722,850            665,064
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .........................................             27,498.480        302,292            319,807
              Technology & Communications Portfolio .......................            112,563.486      1,228,252          1,548,873
          Strong Funds:
              Opportunity Fund II .........................................             78,825.745      1,676,372          1,712,095
                                                                                                      -----------

                       Total cost.................................................................    $64,754,695

------------------------------------------------------------------------------------------------------------------------------------

                       Total assets..............................................................................         76,633,840


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)...........................................                  0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets................................................................................        $76,633,840
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                December 31, 1998


                                                                                                                           Market
                                                                                             Units       Unit Value        Value
                                                                                          -----------   ------------   -------------
Net assets attributable to variable annuity contract holders (Note 2):
  Dreyfus Variable Investment Fund:
      Capital Appreciation Portfolio - Basic contract .........................           445,340.210   $  20.056205   $   8,931,835
      Capital Appreciation Portfolio - Enhanced contract ......................            20,198.098      20.239919         408,808
      Growth and Income Portfolio - Basic contract ............................           153,859.242      12.672693       1,949,811
      Growth and Income Portfolio - Enhanced contract .........................            11,391.202      12.735544         145,073
      Small Cap Portfolio - Basic contract ....................................           256,140.224      11.582209       2,966,670
      Small Cap Portfolio - Enhanced contract .................................            13,863.364      11.639676         161,365
  Dreyfus Funds:
      Socially Responsible Growth Fund, Inc. - Basic contract .................           229,710.625      19.329493       4,440,190
      Socially Responsible Growth Fund, Inc. - Enhanced contract ..............             5,962.423      19.506808         116,308
      Stock Index Fund - Basic contract .......................................           665,996.241      20.107787      13,391,711
      Stock Index Fund - Enhanced contract ....................................            31,533.165      20.291951         639,869
  Janus Aspen Series:
      Aggressive Growth Portfolio - Basic contract ............................           276,028.214      16.201176       4,471,982
      Aggressive Growth Portfolio - Enhanced contract .........................             3,311.189      16.349773          54,137
      Worldwide Growth Portfolio - Basic contract .............................           689,148.869      20.045287      13,814,187
      Worldwide Growth Portfolio - Enhanced contract ..........................            14,225.653      20.228946         287,770
      Balanced Portfolio - Basic contract .....................................           765,170.784      18.665828      14,282,546
      Balanced Portfolio - Enhanced contract ..................................            12,092.854      18.837059         227,794
      Short-Term Bond Portfolio - Basic contract ..............................                 0.000       0.000000               0
      Short-Term Bond Portfolio - Enhanced contract ...........................                 0.000       0.000000               0
  Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Fund - Basic contract .................................           154,675.988      15.575121       2,409,097
      Basic Value Focus Fund - Enhanced contract ..............................             7,075.336      15.717824         111,209
      Global Strategy Focus Fund - Basic contract .............................            25,160.717      13.426667         337,825
      Global Strategy Focus Fund - Enhanced contract ..........................             1,230.646      13.549756          16,675
      High Current Income Fund - Basic contract ...............................           119,716.657      11.667978       1,396,851
      High Current Income Fund - Enhanced contract ............................             3,945.423      11.768629          46,432
      Domestic Money Market Fund - Basic contract .............................           876,845.270       1.118170         980,462
      Domestic Money Market Fund - Enhanced contract ..........................            15,490.877       1.128613          17,483
  Morgan Stanley Universal Funds, Inc.:
      Fixed Income Portfolio - Basic contract .................................            67,599.236      11.446708         773,789
      Fixed Income Portfolio - Enhanced contract ..............................               706.067      11.503500           8,122
      U.S. Real Estate Portfolio - Basic contract .............................            61,094.222      10.820841         661,091
      U.S. Real Estate Portfolio - Enhanced contract ..........................               365.320      10.874562           3,973
  PBHG Insurance Series Fund, Inc.:
      Growth II Portfolio - Basic contract ....................................            27,306.830      11.391453         311,064
      Growth II Portfolio - Enhanced contract .................................               763.702      11.447984           8,743
      Technology & Communications Portfolio - Basic contract ..................           112,549.063      13.480010       1,517,162
      Technology & Communications Portfolio - Enhanced contract ...............             2,340.838      13.546872          31,711
  Strong Funds:
      Opportunity Fund II - Basic contract ....................................           120,817.718      13.806405       1,668,058
      Opportunity Fund II - Enhanced contract .................................             3,173.858      13.874874          44,037
------------------------------------------------------------------------------------------------------------------------------------

               Net assets attributable to variable annuity contract holders.........................................      76,633,840
------------------------------------------------------------------------------------------------------------------------------------

               Net assets...........................................................................................   $  76,633,840
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997


=================================================================================================================================
                                                                                                                         Market
                                                                                         Shares          Cost            Value
                                                                                      -----------    -----------     -----------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
    Dreyfus Variable Investment Fund:
      Capital Appreciation Portfolio .......................................          140,369.889    $ 3,586,392     $ 3,916,320
      Growth and Income Portfolio ..........................................           26,988.061        585,651         560,812
      Small Cap Portfolio ..................................................           18,735.866      1,118,725       1,070,567
    Dreyfus Funds:
      Socially Responsible Growth Fund, Inc. ...............................           83,872.063      1,957,506       2,094,285
      Stock Index Fund .....................................................          202,885.198      4,860,174       5,224,294
    Janus Aspen Series:
      Aggressive Growth Portfolio ..........................................          124,254.001      2,247,391       2,553,420
      Worldwide Growth Portfolio ...........................................          288,619.142      6,340,150       6,750,802
      Balanced Portfolio ...................................................          337,438.946      5,473,066       5,895,058
      Short-Term Bond Portfolio ............................................            7,446.572         74,035          66,126
    Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Fund ...............................................           63,965.078        955,064       1,013,207
      Global Strategy Focus Fund ...........................................           15,966.291        234,211         234,864
      High Current Income Fund .............................................           70,683.985        812,648         814,279
      Domestic Money Market Fund ...........................................          764,922.240        764,922         764,922
    Morgan Stanley Universal Funds, Inc.:
      Fixed Income Portfolio ...............................................            7,372.126         79,156          76,744
      U.S. Real Estate Portfolio ...........................................           20,939.568        231,982         238,921
    PBHG Insurance Series Fund, Inc.:
      Growth II Portfolio ..................................................           16,267.143        180,184         174,872
      Technology & Communications Portfolio ................................           51,008.507        547,507         530,999
    Strong Funds:
      Opportunity Fund II ..................................................           20,165.037        430,658         437,581
                                                                                                     -----------

         Total cost..............................................................................    $30,479,422

---------------------------------------------------------------------------------------------------------------------------------

         Total assets...........................................................................................      32,418,073

Liabilities:
    Amounts due to Annuity Investors Life Insurance Company (Note 4)............................................               0
---------------------------------------------------------------------------------------------------------------------------------

         Net assets ............................................................................................     $32,418,073
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                December 31, 1997


==================================================================================================================================
                                                                                                                         Market
                                                                                          Units         Unit Value       Value
                                                                                       -----------     -----------    -----------
Net assets attributable to variable annuity contract holders (Note 2):
Dreyfus Variable Investment Fund:
    Capital Appreciation Portfolio - Basic contract ......................             247,118.575     $ 15.594553    $ 3,853,704
    Capital Appreciation Portfolio - Enhanced contract ...................               3,990.613       15.690822         62,616
    Growth and Income Portfolio - Basic contract .........................              48,865.286       11.475350        560,746
    Growth and Income Portfolio - Enhanced contract ......................                   5.708       11.498113             66
    Small Cap Portfolio - Basic contract .................................              86,150.930       12.145032      1,046,306
    Small Cap Portfolio - Enhanced contract ..............................               1,993.698       12.169119         24,261
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc. - Basic contract ..............             132,957.488       15.126449      2,011,174
    Socially Responsible Growth Fund, Inc. - Enhanced contract ...........               5,460.625       15.220020         83,111
    Stock Index Fund - Basic contract ....................................             324,713.323       15.879169      5,156,178
    Stock Index Fund - Enhanced contract .................................               4,263.339       15.977173         68,116
Janus Aspen Series:
    Aggressive Growth Portfolio - Basic contract .........................             207,227.419       12.217744      2,531,852
    Aggressive Growth Portfolio - Enhanced contract ......................               1,754.459       12.293313         21,568
    Worldwide Growth Portfolio - Basic contract ..........................             425,739.592       15.742391      6,702,159
    Worldwide Growth Portfolio - Enhanced contract .......................               3,070.952       15.839608         48,643
    Balanced Portfolio - Basic contract ..................................             409,917.307       14.073772      5,769,083
    Balanced Portfolio - Enhanced contract ...............................               8,896.063       14.160835        125,975
    Short-Term Bond Portfolio - Basic contract ...........................               3,967.559       10.890671         43,210
    Short-Term Bond Portfolio - Enhanced contract ........................               2,091.259       10.958058         22,916
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund - Basic contract ..............................              68,181.594       14.408954        982,426
    Basic Value Focus Fund - Enhanced contract ...........................               2,123.159       14.497904         30,781
    Global Strategy Focus Fund - Basic contract ..........................              17,615.512       12.486612        219,958
    Global Strategy Focus Fund - Enhanced contract .......................               1,186.434       12.563763         14,906
    High Current Income Fund - Basic contract ............................              65,756.981       12.189961        801,575
    High Current Income Fund - Enhanced contract .........................               1,036.359       12.258690         12,704
    Domestic Money Market Fund - Basic contract ..........................             697,535.841        1.079946        753,301
    Domestic Money Market Fund - Enhanced contract .......................              10,686.456        1.087469         11,621
Morgan Stanley Universal Funds, Inc.:
    Fixed Income Portfolio - Basic contract ..............................               7,144.949       10.740991         76,744
    Fixed Income Portfolio - Enhanced contract ...........................                   0.000       10.762308              0
    U.S. Real Estate Portfolio - Basic contract ..........................              19,438.406       12.291156        238,921
    U.S. Real Estate Portfolio - Enhanced contract .......................                   0.000       12.315552              0
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio - Basic contract .................................              15,905.540       10.661135        169,571
    Growth II Portfolio - Enhanced contract ..............................                 496.211       10.682296          5,301
    Technology & Communications Portfolio - Basic contract ...............              51,276.959       10.323925        529,380
    Technology & Communications Portfolio - Enhanced contract ............                 156.518       10.344412          1,619
Strong Funds:
    Opportunity Fund II - Basic contract .................................              35,542.297       12.311565        437,581
    Opportunity Fund II - Enhanced contract ..............................                   0.000       12.335975              0
----------------------------------------------------------------------------------------------------------------------------------
        Net assets attributable to variable annuity contract holders................................................   32,418,073
----------------------------------------------------------------------------------------------------------------------------------
        Net assets..................................................................................................  $32,418,073
==================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                 Small
                                                                                Appreciation           Income                Cap
                                                                                  Portfolio           Portfolio           Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................       $    52,299         $    35,426         $    48,600

Expenses:
     Mortality and expense risk fees (Note 4) ..........................            79,803              17,591              25,657
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................           (27,504)             17,835              22,943

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            80,800              (7,622)            (18,401)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         1,537,721             124,226             (77,296)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........         1,618,521             116,604             (95,697)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...       $ 1,591,017         $   134,439         $   (72,754)
====================================================================================================================================

================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible           Stock
                                                                                   Growth              Index
                                                                                  Fund, Inc.           Fund
================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $   171,025         $   157,506

Expenses:
     Mortality and expense risk fees (Note 4) ..........................             39,072             115,315
----------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................            131,953              42,191

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares             33,516             179,958
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            664,657           1,980,383
----------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........            698,173           2,160,341
----------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...        $   830,126         $ 2,202,532
================================================================================================================

====================================================================================================================================

                                                                                               Janus Aspen Series
                                                                          ----------------------------------------------------------
                                                                                                                          Short-
                                                                           Aggressive     Worldwide                        Term
                                                                            Growth         Growth        Balanced          Bond
                                                                           Portfolio      Portfolio      Portfolio       Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................  $         0     $   403,005    $   454,882    $       591

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       40,580         130,289        119,952            308
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................      (40,580)        272,716        334,930            283

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       29,417          94,500         54,985         (7,029)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    1,063,481       1,997,580      2,551,784          7,834
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........    1,092,898       2,092,080      2,606,769            805
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...  $ 1,052,318     $ 2,364,796    $ 2,941,699    $     1,088
====================================================================================================================================




====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $   157,272    $    38,481    $   120,440    $    42,570

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        23,055          3,765         15,221         13,362
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................       134,217         34,716        105,219         29,208

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          (837)        (2,908)       (15,007)             0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (46,659)       (11,851)      (162,254)             0
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       (47,496)       (14,759)      (177,261)             0
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $    86,721    $    19,957    $   (72,042)   $    29,208
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    35,969    $    22,092    $         0    $       157

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         4,817          5,856          2,974         12,134
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        31,152         16,236         (2,974)       (11,977)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         5,008         (4,878)           596          4,399
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (13,145)       (64,725)        22,827        337,130
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........        (8,137)       (69,603)        23,423        341,529
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $    23,015    $   (53,367)   $    20,449    $   329,552
====================================================================================================================================

===================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
===================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $    93,328         $ 1,833,643

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                13,265             663,016
-------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................                80,063           1,170,627

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                (3,881)            422,616
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                28,800           9,940,493
-------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........                24,919          10,363,109
-------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...           $   104,982         $11,533,736
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                 Small
                                                                                Appreciation           Income                Cap
                                                                                  Portfolio           Portfolio           Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .........................  $  31,931           $  35,214           $  53,513

Expenses:
     Mortality and expense risk fees (Note 4) ...............................     24,987               1,729               2,571
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).......................................      6,944              33,485              50,942

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares ....     10,026               1,311                  10
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ...................................    319,771             (24,839)            (48,158)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ................    329,797             (23,528)            (48,148)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ........  $ 336,741           $   9,957           $   2,794
====================================================================================================================================

================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible           Stock
                                                                                   Growth              Index
                                                                                  Fund, Inc.           Fund
================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ..........................  $  65,284           $ 167,780

Expenses:
     Mortality and expense risk fees (Note 4) ................................     13,118              29,248
----------------------------------------------------------------------------------------------------------------

          Net investment income (loss)........................................     52,166             138,532

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares .....      8,354               3,459
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ....................................    136,989             355,870
----------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares .................    145,343             359,329
----------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations .........  $ 197,509           $ 497,861
================================================================================================================

====================================================================================================================================

                                                                                                 Janus Aspen Series
                                                                            --------------------------------------------------------
                                                                                                                            Short-
                                                                             Aggressive     Worldwide                        Term
                                                                              Growth         Growth        Balanced          Bond
                                                                             Portfolio      Portfolio      Portfolio       Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................... $        0      $  60,959      $ 113,010      $  11,320

Expenses:
     Mortality and expense risk fees (Note 4) .............................     20,223         44,109         36,816            746
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss).....................................    (20,223)        16,850         76,194         10,574

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares ..      1,204          9,006          9,629            158
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................    309,297        387,292        413,065         (7,425)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ..............    310,501        396,298        422,694         (7,267)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...... $  290,278      $ 413,148      $ 498,888      $   3,307
====================================================================================================================================

====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    9,192     $    1,268     $   33,292     $   41,589

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        6,537          1,537          4,852         11,904
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        2,655           (269)        28,440         29,685

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        3,825          2,375            471              0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       53,787           (823)           853              0
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       57,612          1,552          1,324              0
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $   60,267     $    1,283     $   29,764     $   29,685
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    4,192     $    7,455     $        0     $        0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          217            727            767          2,092
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        3,975          6,728           (767)        (2,092)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          186            448            109            898
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (2,412)         6,939         (5,312)       (16,509)
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       (2,226)         7,387         (5,203)       (15,611)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $    1,749     $   14,115     $   (5,970)    $  (17,703)
====================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
=======================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $      407          $  636,406

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                  948             203,128
-----------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................                 (541)            433,278

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                  483              51,952
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                6,923           1,885,308
-----------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........                7,406           1,937,260
-----------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...           $    6,865          $2,370,538
=======================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                 Small
                                                                                Appreciation           Income                Cap
                                                                                  Portfolio           Portfolio           Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $    (27,504)       $     17,835        $     22,943
     Net realized gain (loss) on sale of investments in portfolio shares             80,800              (7,622)            (18,401)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          1,537,721             124,226             (77,296)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........          1,591,017             134,439             (72,754)

Changes from principal transactions:
     Contract purchase payments ........................................          3,493,049           1,319,418           1,968,291
     Contract redemptions ..............................................           (283,084)            (37,005)            (62,726)
     Net transfers (to) from fixed account .............................            623,341             117,220             224,657
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......          3,833,306           1,399,633           2,130,222
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................          5,424,323           1,534,072           2,057,468
Net assets, beginning of period ........................................          3,916,320             560,812           1,070,567
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $  9,340,643        $  2,094,884        $  3,128,035
====================================================================================================================================

================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible             Stock
                                                                                   Growth                Index
                                                                                  Fund, Inc.             Fund
================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $    131,953        $     42,191
     Net realized gain (loss) on sale of investments in portfolio shares              33,516             179,958
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             664,657           1,980,383
----------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........             830,126           2,202,532

Changes from principal transactions:
     Contract purchase payments ........................................           1,499,937           6,196,975
     Contract redemptions ..............................................            (122,782)           (315,162)
     Net transfers (to) from fixed account .............................             254,932             722,941
----------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......           1,632,087           6,604,754
----------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................           2,462,213           8,807,286
Net assets, beginning of period ........................................           2,094,285           5,224,294
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................        $  4,556,498        $ 14,031,580
================================================================================================================

====================================================================================================================================

                                                                                         Janus Aspen Series
                                                                    ----------------------------------------------------------------
                                                                                                                           Short-
                                                                      Aggressive        Worldwide                           Term
                                                                         Growth           Growth         Balanced           Bond
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ................................. $    (40,580)    $    272,716     $    334,930     $        283
     Net realized gain (loss) on sale of investments in
          portfolio shares ........................................       29,417           94,500           54,985           (7,029)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .........................    1,063,481        1,997,580        2,551,784            7,834
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ...    1,052,318        2,364,796        2,941,699            1,088

Changes from principal transactions:
     Contract purchase payments ...................................    1,211,114        4,957,213        5,335,110            3,730
     Contract redemptions .........................................     (200,425)        (384,734)        (361,309)              (5)
     Net transfers (to) from fixed account ........................      (90,308)         413,880          699,782          (70,939)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions ..      920,381        4,986,359        5,673,583          (67,214)
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets .........................    1,972,699        7,351,155        8,615,282          (66,126)
Net assets, beginning of period ...................................    2,553,420        6,750,802        5,895,058           66,126
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ......................................... $  4,526,119     $ 14,101,957     $ 14,510,340     $          0
====================================================================================================================================



====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $   134,217    $    34,716    $   105,219    $    29,208
     Net realized gain (loss) on sale of investments in portfolio shares          (837)        (2,908)       (15,007)             0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (46,659)       (11,851)      (162,254)             0
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........        86,721         19,957        (72,042)        29,208

Changes from principal transactions:
     Contract purchase payments ........................................     1,501,132        113,474        720,476      1,401,235
     Contract redemptions ..............................................       (65,000)        (9,043)       (60,276)       (24,217)
     Net transfers (to) from fixed account .............................       (15,754)        (4,752)        40,846     (1,173,203)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......     1,420,378         99,679        701,046        203,815
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................     1,507,099        119,636        629,004        233,023
Net assets, beginning of period ........................................     1,013,207        234,864        814,279        764,922
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................   $ 2,520,306    $   354,500    $ 1,443,283    $   997,945
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $    31,152    $    16,236    $    (2,974)   $   (11,977)
     Net realized gain (loss) on sale of investments in portfolio shares         5,008         (4,878)           596          4,399
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (13,145)       (64,725)        22,827        337,130

          Net increase (decrease) in net assets from operations ........        23,015        (53,367)        20,449        329,552

Changes from principal transactions:
     Contract purchase payments ........................................       354,893        455,030        121,131        644,581
     Contract redemptions ..............................................        (6,605)       (11,846)        (2,291)       (38,053)
     Net transfers (to) from fixed account .............................       333,864         36,326          5,646         81,794

          Net increase in net assets from principal transactions .......       682,152        479,510        124,486        688,322

               Net increase in net assets ..............................       705,167        426,143        144,935      1,017,874
Net assets, beginning of period ........................................        76,744        238,921        174,872        530,999

Net assets, end of period ..............................................   $   781,911    $   665,064    $   319,807    $ 1,548,873
====================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
=======================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................           $     80,063        $  1,170,627
     Net realized gain (loss) on sale of investments in portfolio shares                 (3,881)            422,616
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                 28,800           9,940,493
----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........                104,982          11,533,736

Changes from principal transactions:
     Contract purchase payments ........................................              1,062,529          32,359,318
     Contract redemptions ..............................................                (24,103)         (2,008,666)
     Net transfers (to) from fixed account .............................                131,106           2,331,379
----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......              1,169,532          32,682,031
----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................              1,274,514          44,215,767
Net assets, beginning of period ........................................                437,581          32,418,073
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................           $  1,712,095        $ 76,633,840
======================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1998


                                                        Basic Contracts

==================================================================================================================================
                                                   Dreyfus Variable Investment Fund                          Dreyfus Funds
                                           -------------------------------------------------        ------------------------------
                                                                Growth                                Socially
                                             Capital             and               Small            Responsible           Stock
                                          Appreciation          Income              Cap               Growth              Index
                                            Portfolio          Portfolio          Portfolio          Fund, Inc.           Fund
==================================================================================================================================
Units outstanding, December 31, 1997       247,118.575         48,865.286         86,150.930        132,957.488        324,713.323


Units purchased                            213,653.289        109,141.805        173,379.161        104,886.187        367,351.643

Units redeemed                             (15,431.654)        (4,147.849)        (3,389.867)        (8,133.050)       (26,068.725)
                                           -----------        -----------        -----------        -----------        -----------

Units outstanding December 31, 1998        445,340.210        153,859.242        256,140.224        229,710.625        665,996.241
                                           ===========        ===========        ===========        ===========        ===========
==================================================================================================================================

===============================================================================================================

                                                                    Janus Aspen Series
                                           -------------------------------------------------------------------
                                                                                                      Short-
                                           Aggressive          Worldwide                               Term
                                             Growth             Growth            Balanced             Bond
                                            Portfolio          Portfolio          Portfolio          Portfolio
===============================================================================================================

Units outstanding, December 31, 1997       207,227.419        425,739.592        409,917.307          3,967.559


Units purchased                             94,553.109        284,041.016        382,195.992            343.698

Units redeemed                             (25,752.314)       (20,631.739)       (26,942.515)        (4,311.257)
                                           -----------        -----------        -----------        -----------

Units outstanding December 31, 1998        276,028.214        689,148.869        765,170.784              0.000
                                           ===========        ===========        ===========        ===========
===============================================================================================================

===============================================================================================================

                                                        Merrill Lynch Variable Series Funds, Inc.
                                           --------------------------------------------------------------------

                                              Basic              Global             High             Domestic
                                              Value             Strategy           Current            Money
                                              Focus              Focus             Income             Market
                                              Fund                Fund              Fund              Fund
===============================================================================================================
Units outstanding, December 31, 1997        68,181.594         17,615.512         65,756.981        697,535.841


Units purchased                             92,801.588         10,410.160         65,161.945      1,617,996.547

Units redeemed                              (6,307.194)        (2,864.955)       (11,202.269)     (1,438,687.11)
                                           -------------      -------------     -------------      ------------


Units outstanding December 31, 1998        154,675.988         25,160.717        119,716.657        876,845.270
                                           =============      =============     =============      ============
===============================================================================================================

                                                   Morgan Stanley                                 PBHG Insurance         Strong
                                                Universal Funds, Inc.                            Series Fund, Inc.        Funds
                                           ------------------------------         ------------------------------------------------
                                                                  U.S.                              Technology
                                             Fixed               Real              Growth               and           Opportunity
                                             Income             Estate               II            Communications         Fund
                                            Portfolio          Portfolio          Portfolio          Portfolio             II
==================================================================================================================================
Units outstanding, December 31, 1997         7,144.949         19,438.406         15,905.540         51,276.959         35,542.297


Units purchased                             61,069.161         42,714.635         11,981.263         64,689.186         87,196.634

Units redeemed                                (614.874)        (1,058.819)          (579.973)        (3,417.082)        (1,921.213)
                                           -------------     ------------      -------------      -------------      -------------

Units outstanding December 31, 1998         67,599.236         61,094.222         27,306.830        112,549.063        120,817.718
                                           =============     ============      =============      =============      =============
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1998


                                                       Enhanced Contracts

============================================================================================================================

                                                  Dreyfus Variable Investment Fund                      Dreyfus Funds
                                           ----------------------------------------------        ---------------------------
                                                               Growth                             Socially
                                            Capital             and              Small          Responsible         Stock
                                          Appreciation         Income             Cap              Growth           Index
                                            Portfolio         Portfolio        Portfolio         Fund, Inc.          Fund
============================================================================================================================
Units outstanding, December 31, 1997        3,990.613             5.708         1,993.698         5,460.625        4,263.339


Units purchased                            16,725.218        11,512.717        11,955.075         2,403.284       27,564.885

Units redeemed                               (517.733)         (127.223)          (85.409)       (1,901.486)        (295.059)
                                           ----------        ----------        ----------        ----------       ----------

Units outstanding December 31, 1998        20,198.098        11,391.202        13,863.364         5,962.423       31,533.165
                                           ==========        ==========        ==========        ==========       ==========
============================================================================================================================

===========================================================================================================

                                                                   Janus Aspen Series
                                           ----------------------------------------------------------------
                                                                                                   Short-
                                           Aggressive        Worldwide                              Term
                                             Growth            Growth          Balanced             Bond
                                           Portfolio         Portfolio         Portfolio          Portfolio
===========================================================================================================
Units outstanding, December 31, 1997        1,754.459         3,070.952         8,896.063         2,091.259


Units purchased                             1,793.596        12,038.103         4,583.881             8.386

Units redeemed                               (236.866)         (883.402)       (1,387.090)       (2,099.645)
                                           ----------        ----------        ----------        ----------

Units outstanding December 31, 1998         3,311.189        14,225.653        12,092.854             0.000
                                           ==========        ==========        ==========        ==========
===========================================================================================================




===========================================================================================================

                                                       Merrill Lynch Variable Series Funds, Inc.
                                           ----------------------------------------------------------------
                                             Basic             Global             High           Domestic
                                             Value            Strategy           Current          Money
                                             Focus             Focus             Income           Market
                                             Fund              Fund               Fund            Fund
===========================================================================================================
Units outstanding, December 31, 1997        2,123.159         1,186.434         1,036.359        10,686.456


Units purchased                             6,275.039           127.248         2,949.347        55,490.063

Units redeemed                             (1,322.862)          (83.036)          (40.283)      (50,685.642)
                                           ----------        ----------        ----------        ----------

Units outstanding December 31, 1998         7,075.336         1,230.646         3,945.423        15,490.877
                                           ==========        ==========        ==========        ==========
===========================================================================================================

============================================================================================================================

                                                 Morgan Stanley                      PBHG Insurance                 Strong
                                              Universal Funds, Inc.                 Series Fund, Inc.               Funds
                                           ----------------------------        ------------------------------    -----------
                                                                U.S.                             Technology
                                             Fixed              Real             Growth             and          Opportunity
                                            Income             Estate              II          Communications        Fund
                                           Portfolio          Portfolio         Portfolio        Portfolio            II
============================================================================================================================
Units outstanding, December 31, 1997            0.000             0.000           496.211           156.518            0.000


Units purchased                               706.067           401.140           371.465         2,184.320        3,455.369

Units redeemed                                  0.000           (35.820)         (103.974)            0.000         (281.511)
                                           ----------        ----------        ----------        ----------        ---------

Units outstanding December 31, 1998           706.067           365.320           763.702         2,340.838        3,173.858
                                           ==========        ==========        ==========        ==========        =========
============================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                                          ANNUITY INVESTORS VARIABLE ACCOUNT A


                                           STATEMENTS OF CHANGES IN NET ASSETS
                                              YEAR ENDED DECEMBER 31, 1997

=================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                -------------------------------------------------
                                                                                                     Growth
                                                                                  Capital             and                Small
                                                                               Appreciation          Income               Cap
                                                                                 Portfolio          Portfolio          Portfolio
=================================================================================================================================
Changes from operations:
     Net investment income (loss) .......................................       $     6,944        $    33,485        $    50,942
     Net realized gain (loss) on sale of
       investments in portfolio shares ..................................            10,026              1,311                 10
     Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .................           319,771            (24,839)           (48,158)
---------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations .........           336,741              9,957              2,794

Changes from principal transactions:
     Contract purchase payments .........................................         2,587,775            473,969            833,543
     Contract redemptions ...............................................          (114,166)           (18,372)            (3,025)
     Net transfers (to) from fixed account ..............................           689,951             95,258            237,255
---------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from
            principal transactions ......................................         3,163,560            550,855          1,067,773
---------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...............................         3,500,301            560,812          1,070,567
Net assets, beginning of period .........................................           416,019                  0                  0
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ...............................................       $ 3,916,320        $   560,812        $ 1,070,567

=================================================================================================================================

===============================================================================================================

                                                                                        Dreyfus Funds
                                                                                -------------------------------
                                                                                 Socially
                                                                                Responsible           Stock
                                                                                  Growth              Index
                                                                                 Fund, Inc.           Fund
===============================================================================================================
Changes from operations:
     Net investment income (loss) .......................................       $    52,166        $   138,532
     Net realized gain (loss) on sale of
       investments in portfolio shares ..................................             8,354              3,459
     Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .................           136,989            355,870
---------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations .........           197,509            497,861

Changes from principal transactions:
     Contract purchase payments .........................................         1,445,588          3,887,862
     Contract redemptions ...............................................           (51,480)           (82,415)
     Net transfers (to) from fixed account ..............................           320,031            560,574
---------------------------------------------------------------------------------------------------------------

          Net increase in net assets from
            principal transactions ......................................         1,714,139          4,366,020
---------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...............................         1,911,648          4,863,881
Net assets, beginning of period .........................................           182,637            360,413
---------------------------------------------------------------------------------------------------------------

Net assets, end of period ...............................................       $ 2,094,285        $ 5,224,294
===============================================================================================================

==================================================================================================================================

                                                                                     Janus Aspen Series
                                                             --------------------------------------------------------------------
                                                                                                                        Short-
                                                              Aggressive         Worldwide                               Term
                                                               Growth             Growth            Balanced             Bond
                                                              Portfolio          Portfolio          Portfolio          Portfolio
==================================================================================================================================
Changes from operations:
     Net investment income (loss) ...........................$   (20,223)       $    16,850        $    76,194        $    10,574
     Net realized gain (loss) on sale of
       investments in portfolio shares ......................      1,204              9,006              9,629                158
     Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .....    309,297            387,292            413,065             (7,425)
----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets
            from operations .................................    290,278            413,148            498,888              3,307

Changes from principal transactions:
     Contract purchase payments .............................  1,590,929          4,759,590          4,181,625             29,866
     Contract redemptions ...................................    (57,933)          (153,014)          (140,016)              (283)
     Net transfers (to) from fixed account ..................    135,745          1,065,566            763,682            (10,508)
----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from
            principal transactions ..........................  1,668,741          5,672,143          4,805,290             19,075
----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...................  1,959,019          6,085,291          5,304,178             22,382
Net assets, beginning of period .............................    594,401            665,511            590,880             43,744
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ...................................$ 2,553,420        $ 6,750,802        $ 5,895,058        $    66,126
==================================================================================================================================

====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Changes from operations:
     Net investment income (loss)......................................... $     2,655    $      (269)   $    28,440    $    29,685
     Net realized gain (loss) on sale of investments in portfolio shares .       3,825          2,375            471              0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ................................      53,787           (823)           853              0
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ..........      60,267          1,283         29,764         29,685

Changes from principal transactions:
     Contract purchase payments ..........................................     782,172        182,783        646,791      1,766,603
     Contract redemptions ................................................     (34,859)       (11,021)        (8,576)       (28,653)
     Net transfers (to) from fixed account ...............................     121,967         37,593         67,428     (1,342,773)
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .........     869,280        209,356        705,643        395,177
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ................................     929,547        210,639        735,407        424,862
Net assets, beginning of period ..........................................      83,660         24,225         78,872        340,060
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period................................................. $ 1,013,207    $   234,864    $   814,279    $   764,922
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           --------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss)......................................... $    3,975     $    6,728     $     (767)    $   (2,092)
     Net realized gain (loss) on sale of investments in portfolio shares .        186            448            109            898
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ................................     (2,412)         6,939         (5,312)       (16,509)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ..........      1,749         14,115         (5,970)       (17,703)

Changes from principal transactions:
     Contract purchase payments ..........................................     60,217        158,252        158,200        315,811
     Contract redemptions ................................................     (2,721)        (3,572)             0        (10,266)
     Net transfers (to) from fixed account ...............................     17,500         70,126         22,642        243,157
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .........     74,995        224,806        180,842        548,702
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ................................     76,744        238,921        174,872        530,999
Net assets, beginning of period ..........................................          0              0              0              0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period................................................. $   76,744     $  238,921     $  174,872     $  530,999
===================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                  Total
=======================================================================================================================
Changes from operations:
     Net investment income (loss).................................................   $       (541)       $    433,278
     Net realized gain (loss) on sale of investments in portfolio shares .........            483              51,952
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ........................................          6,923           1,885,308
-----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ..................          6,865           2,370,538

Changes from principal transactions:
     Contract purchase payments ..................................................        346,824          24,208,399
     Contract redemptions ........................................................              0            (720,373)
     Net transfers (to) from fixed account .......................................         83,892           3,179,086
-----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .................        430,716          26,667,113
-----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ........................................        437,581          29,037,651
Net assets, beginning of period ..................................................              0           3,380,422
-----------------------------------------------------------------------------------------------------------------------

Net assets, end of period.........................................................   $    437,581        $ 32,418,073
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1997


                                                      Basic Contracts

================================================================================================================================
                                                   Dreyfus Variable Investment Fund                        Dreyfus Funds
                                           ------------------------------------------------       ------------------------------
                                                                Growth                             Socially
                                             Capital             and               Small          Responsible          Stock
                                           Appreciation         Income              Cap             Growth             Index
                                            Portfolio          Portfolio         Portfolio         Fund, Inc.          Fund
================================================================================================================================
Units outstanding, December 31, 1996        33,424.286              0.000             0.000        15,316.028         29,203.177


Units purchased                            224,280.056         50,518.305        86,407.351       122,765.393        302,515.480

Units redeemed                             (10,585.767)        (1,653.019)         (256.421)       (5,123.933)        (7,005.334)
                                           -----------        -----------       -----------       -----------        -----------

Units outstanding December 31, 1997        247,118.575         48,865.286        86,150.930       132,957.488        324,713.323
                                           ===========        ===========       ===========       ===========        ===========
================================================================================================================================

=============================================================================================================

                                                                   Janus Aspen Series
                                           ------------------------------------------------------------------
                                                                                                     Short-
                                           Aggressive          Worldwide                             Term
                                            Growth              Growth           Balanced            Bond
                                           Portfolio           Portfolio         Portfolio         Portfolio
=============================================================================================================

Units outstanding, December 31, 1996        52,219.342         50,730.352        49,603.384         4,216.270


Units purchased                            177,772.496        390,022.123       379,211.522           772.196

Units redeemed                             (22,764.419)       (15,012.883)      (18,897.599)       (1,020.907)
                                           -----------        -----------       -----------       -----------

Units outstanding December 31, 1997        207,227.419        425,739.592       409,917.307         3,967.559
                                           ===========        ===========       ===========       ===========
============================================================================================================




=============================================================================================================


                                                        Merrill Lynch Variable Series Funds, Inc.
                                           ------------------------------------------------------------------
                                              Basic             Global             High             Domestic
                                              Value            Strategy           Current            Money
                                              Focus             Focus             Income             Market
                                              Fund               Fund              Fund               Fund
=============================================================================================================
Units outstanding, December 31, 1996         6,820.503          2,114.707         6,837.357       325,331.820


Units purchased                             63,713.297         16,649.421        60,146.745     1,834,941.088

Units redeemed                              (2,352.206)        (1,148.616)       (1,227.121)   (1,462,737.067)
                                           -----------      -------------     -------------     -------------

Units outstanding December 31, 1997         68,181.594         17,615.512        65,756.981       697,535.841
                                           ===========      =============     =============     =============
=============================================================================================================

================================================================================================================================

                                                  Morgan Stanley                      PBHG Insurance                   Strong
                                               Universal Funds, Inc.                 Series Fund, Inc.                  Funds
                                           ------------------------------     -------------------------------      -------------
                                                                  U.S.                            Technology
                                             Fixed               Real             Growth             and             Opportunity
                                             Income             Estate              II          Communications          Fund
                                            Portfolio          Portfolio         Portfolio         Portfolio             II
================================================================================================================================
Units outstanding, December 31, 1996             0.000              0.000             0.000             0.000             0.000


Units purchased                              7,618.399         19,733.721        15,908.128        53,379.692         36,045.579

Units redeemed                                (473.450)          (295.315)           (2.588)       (2,102.733)          (503.282)
                                           -----------      -------------     -------------     -------------      -------------

Units outstanding December 31, 1997          7,144.949         19,438.406        15,905.540        51,276.959         35,542.297
                                           ===========      =============     =============     =============      =============
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1997


                                                     Enhanced Contracts

========================================================================================================================

                                               Dreyfus Variable Investment Fund                      Dreyfus Funds
                                          --------------------------------------------       ---------------------------
                                                             Growth                           Socially
                                            Capital           and              Small         Responsible         Stock
                                          Appreciation       Income             Cap            Growth            Index
                                           Portfolio        Portfolio        Portfolio        Fund, Inc.         Fund
========================================================================================================================
Units outstanding, December 31, 1996         313.603            0.000            0.000            0.000          600.306


Units purchased                            3,924.489            5.708        1,993.698        5,841.203        3,940.642

Units redeemed                              (247.479)           0.000            0.000         (380.578)        (277.609)
                                           ---------        ---------        ---------        ---------        ---------

Units outstanding December 31, 1997        3,990.613            5.708        1,993.698        5,460.625        4,263.339
                                           =========        =========        =========        =========        =========
========================================================================================================================


=======================================================================================================

                                                                 Janus Aspen Series
                                           ------------------------------------------------------------
                                                                                               Short-
                                           Aggressive       Worldwide                           Term
                                            Growth           Growth          Balanced           Bond
                                           Portfolio        Portfolio        Portfolio        Portfolio
=======================================================================================================
Units outstanding, December 31, 1996       1,910.271          272.267        1,024.467           17.440


Units purchased                            1,568.503        2,943.182        8,513.034        2,073.819

Units redeemed                            (1,724.315)        (144.497)        (641.438)           0.000
                                           ---------        ---------        ---------        ---------

Units outstanding December 31, 1997        1,754.459        3,070.952        8,896.063        2,091.259
                                           =========        =========        =========        =========
=======================================================================================================




=======================================================================================================

                                                     Merrill Lynch Variable Series Funds, Inc.
                                           ------------------------------------------------------------
                                               Basic          Global           High           Domestic
                                               Value         Strategy         Current          Money
                                               Focus          Focus           Income           Market
                                               Fund            Fund            Fund             Fund
=======================================================================================================
Units outstanding, December 31, 1996           96.296          30.061          255.389        1,260.991


Units purchased                             2,026.863       1,253.336        1,020.714       10,698.722

Units redeemed                                  0.000         (96.963)        (239.744)      (1,273.257)
                                           ----------       ---------        ---------       ----------

Units outstanding December 31, 1997         2,123.159       1,186.434        1,036.359       10,686.456
                                           ==========       =========        =========       ==========
=======================================================================================================

=========================================================================================================================
                                                  Morgan Stanley                  PBHG Insurance                 Strong
                                             Universal Funds, Inc.               Series Fund, Inc.               Funds
                                           --------------------------       ---------------------------        ----------
                                                              U.S.                           Technology
                                             Fixed            Real            Growth            and           Opportunity
                                            Income           Estate             II         Communications         Fund
                                           Portfolio        Portfolio        Portfolio       Portfolio             II

=========================================================================================================================
Units outstanding, December 31, 1996            0.000           0.000            0.000            0.000             0.000

Units purchased                                 0.000           0.000          496.211          469.962             0.000

Units redeemed                                  0.000           0.000            0.000         (313.444)            0.000
                                           ----------      ----------       ----------       ----------        ----------


Units outstanding December 31, 1997             0.000           0.000          496.211          156.518             0.000
                                           ==========      ==========       ==========       ==========        ==========
=========================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

(1)     GENERAL

        Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

        At December 31, 1998, the following investment options were available:

          The Dreyfus Variable Investment Fund:
               o       Capital Appreciation Portfolio
               o       Growth and Income Portfolio
               o       Small Cap Portfolio
          Dreyfus Funds:
               o       Socially Responsible Growth Fund, Inc.
               o       Stock Index Fund
          Janus Aspen Series:
               o       Aggressive Growth Portfolio
               o       Worldwide Growth Portfolio
               o       Balanced Portfolio
          Merrill Lynch Variable Series Funds, Inc.:
               o       Domestic Money Market Fund
               o       Basic Value Focus Fund
               o       Global Strategy Focus Fund
               o       High Current Income Fund
          Morgan Stanley Universal Funds, Inc.:
               o       Fixed Income Portfolio
               o       U.S. Real Estate Portfolio
          PBHG Insurance Series Fund, Inc.:
               o       Growth II Portfolio
               o       Technology & Communications Portfolio
          Strong Funds:
               o       Opportunity Fund II

        Effective September 29, 1998, the Janus Aspen Series Short-Term Bond Portfolio was closed and all remaining shares were transferred to the Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Funds. No other sub-accounts were added to or deleted from the Account in 1998.

(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation

        The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


        Investments

        Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

        Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

        Federal Income Taxes

        No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

        Net Assets Attributable to Variable Annuity Contract Holders

        The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
        (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the years ended December 31, 1998 and 1997 are as follows:

                                                        1998

                                                                 Proceeds
                                              Cost of              from
                                            Purchases              Sales

The Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio          $  4,034,231        $  228,430
   Growth and Income Portfolio                1,524,741           107,273
   Small Cap Portfolio                        2,260,574           107,409
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.     1,871,366           107,326
   Stock Index Fund                           7,277,529           630,583
Janus Aspen Series:
   Aggressive Growth Portfolio                1,072,550           192,749
   Worldwide Growth Portfolio                 5,552,839           293,764
   Balanced Portfolio                         6,229,950           221,437
   Short-Term Bond Portfolio                      4,336            71,267
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                     1,665,199           110,605
   Global Strategy Focus Fund                   175,584            41,189
   High Current Income Fund                   1,094,117           287,852
   Domestic Money Market Fund                 2,329,571         2,096,548
Morgan Stanley Universal Funds, Inc.:
   Fixed Income Portfolio                       852,047           138,743
   U.S. Real Estate Portfolio                   559,465            63,719
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                          147,611            26,098
   Technology & Communications Portfolio        709,264            32,918
Strong Funds:
   Opportunity Fund II                        1,340,045            90,450
                                           ------------      ------------

         Total                              $38,701,019        $4,848,360
                                            ===========        ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES (Continued)


                                                            1997

                                                                   Proceeds
                                                Cost of              from
                                               Purchases             Sales


The Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio            $  3,205,485      $     35,865
   Growth and Income Portfolio                    606,028            21,688
   Small Cap Portfolio                          1,118,851               136
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.       1,799,223            33,431
   Stock Index Fund                             4,519,615            15,987
Janus Aspen Series:
   Aggressive Growth Portfolio                  1,811,011           163,917
   Worldwide Growth Portfolio                   5,714,442            27,266
   Balanced Portfolio                           4,962,560            82,509
   Short-Term Bond Portfolio                       51,886            22,434
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Focus Fund                         909,483            37,844
   Global Strategy Focus Fund                     224,738            15,765
   High Current Income Fund                       752,313            18,387
   Domestic Money Market Fund                   1,914,332         1,490,464
Morgan Stanley Universal Funds, Inc.:
   Fixed Income Portfolio                          84,163             5,193
   U.S. Real Estate Portfolio                     234,705             3,171
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                            181,137             1,063
   Technology & Communications Portfolio          562,830            16,221
Strong Funds:
   Opportunity Fund II                            436,177             6,002
                                            -------------     -------------

         Total                                $29,088,979        $1,997,343
                                              ===========        ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


(4)     DEDUCTIONS AND EXPENSES

        Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

        The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

        The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $648,745 and $199,272 for the years ended December 31, 1998 and 1997, respectively.

        In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $14,271 and $3,856 for the years ended December 31, 1998 and 1997, respectively.

        Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

        In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25. These expenses totaled $62,799 and $7,275 for the years ended December 31, 1998 and 1997, respectively.

(5)     OTHER TRANSACTIONS WITH AFFILIATES

        AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(6)     NET ASSETS

        The following is a reconciliation of net assets at December 31, 1998:

                                                                        1998

        Proceeds from the sales of units since organization,
           less cost of units redeemed                            $62,647,073
        Undistributed net investment income                         1,628,401
        Undistributed net realized gains on sale of investments       479,222
        Net unrealized appreciation of investments                 11,879,144
                                                                  ------------

        Net assets, end of period                                 $76,633,840


(7)     YEAR 2000 (Unaudited)


        To date, the Company has completed its assessment and remediation of all systems that could be significantly affected by the Year 2000. The Company is currently testing its software and hardware for Year 2000 readiness. It is anticipated that this process will be completed in a timely manner. However, if testing is not completed timely, the Year 2000 Issue could have an impact on the operations of the Company.

        The Company's operations could also be affected by the inability of third parties to become Year 2000 compliant. Various investment advisors who are not affiliated with the Company manage the investment sub-accounts included in Separate Account A. Like most financial organizations, investment advisors have been working diligently to address Year 2000 issues. The Company does not expect any of the investment advisors to provide Year 2000 assurance on the various sub-accounts before the second quarter of 1999. The inability of third parties to complete the Year 2000 resolution process in a timely fashion could materially impact the Company. The effect of non-compliance by significant third parties is not determinable.

                             ANNUITY INVESTORS LIFE
                                INSURANCE COMPANY


                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1998 and 1997
                       With Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1998 and 1997


                                    Contents


Report of Independent Auditors.............................................1

Audited Statutory-Basis Financial Statements

Balance Sheets - Statutory-Basis...........................................2
Statements of Operations - Statutory-Basis.................................3
Statements of Changes in Capital and Surplus -
Statutory-Basis............................................................4
Statements of Cash Flows - Statutory-Basis.................................5
Notes to Statutory-Basis Financial Statements..............................6

                         Report of Independent Auditors



Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company ("the Company") as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Notes B and I to the financial statements, the Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes B and I.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.



Cincinnati, Ohio
February 4, 1999

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 STATUTORY-BASIS

                                                                                     December 31
                                                                          1998                    1997
   ADMITTED ASSETS
    Cash and investments
        Fixed maturities - at amortized cost
           (market value - $105,451,926 and $33,661,758)               $104,080,672           $33,176,305
        Policy loans                                                      1,293,252               281,758
        Short-term investments                                           15,489,533             7,612,000
        Cash                                                              4,400,560             1,021,733
                                                                      -------------             ---------

        Total cash and investments                                      125,264,017            42,091,796

    Investment income due and accrued                                     1,787,577               523,546
    Federal income tax recoverable                                                -               148,476
    Reinsurance ceded receivable                                             36,505                     -
    Other admitted assets                                                    67,656                22,691
                                                                    ---------------         -------------

        Total General Account admitted assets                           127,155,755            42,786,509
    Separate Account assets                                             120,049,207            37,248,224
                                                                       ------------           -----------

        Total admitted assets                                          $247,204,962           $80,034,733
                                                                       ============           ===========

    LIABILITIES, CAPITAL AND SURPLUS
    Annuity reserves                                                   $106,630,855           $23,186,988
    Policy and contract claims                                            1,190,191                     -
    Commissions due and accrued                                             312,211               109,180
    General expenses due and accrued                                        258,781               201,989
    Transfers to Separate Accounts due and
    accrued (contingent deferred sales charges)                          (6,469,163)           (2,170,871)
    Taxes, licenses and fees due and accrued                                 79,500                15,368
    Asset valuation reserve                                                 370,700               126,076
    Reinsurance ceded payable                                               416,051                     -
    Payable to parent and affiliates                                        288,222               446,637
    Payable for securities                                                2,005,397                     -
    Other liabilities                                                       724,463               976,052
                                                                     --------------          ------------

        Total General Account liabilities                               105,807,208            22,891,419
    Separate Account liabilities                                        120,049,207            37,248,224
                                                                       ------------           -----------

        Total liabilities                                               225,856,415            60,139,643
                                                                       ------------           -----------

    Common stock, par value- $125:
        - 25,000 shares authorized
        - 20,000 shares issued and outstanding                            2,500,000             2,500,000
    Gross paid-in and contributed surplus                                24,550,000            17,550,000
    Unassigned deficit                                                   (5,701,453)             (154,910)
                                                                      -------------          ------------

        Total capital and surplus                                        21,348,547            19,895,090
                                                                      -------------           -----------

        Total liabilities, capital and surplus                         $247,204,962           $80,034,733
                                                                       ============           ===========

                             See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS


                                                                                Year ended December 31
                                                                               1998               1997

    Revenues
        Premiums and annuity considerations                               $  72,586,568       $12,878,897
        Deposit-type funds                                                   89,221,073        43,367,003
        Net investment income                                                 4,811,248         1,789,590
        Amortization of interest maintenance reserve                             (2,884)           (2,195)
        Commission and expense allowance on reinsurance ceded                    36,505                 -
        Contract charges - Separate Accounts                                    938,114           213,854
        Other income                                                            175,491            31,884
                                                                         --------------     -------------

             Total revenue                                                  167,766,115        58,279,033

    Benefits and expenses
        Increase in aggregate reserves                                       83,443,867        19,510,611
        Increase in policy and contract claim
        reserves                                                              1,190,191                 -
        Policyholders' benefits                                               6,298,169         1,207,596
        Commissions                                                          12,860,357         3,722,847
        General insurance expenses                                            5,805,845         2,928,646
        Taxes, licenses and fees                                                437,001           213,167
        Net transfers to Separate Accounts                                   62,546,680        29,514,423
        Reserve adjustment on termination of
        reinsurance assumed                                                           -         2,654,548
                                                                     ------------------      ------------

             Total benefits and expenses                                    172,582,110        59,751,838
                                                                           ------------       -----------

    Loss from operations before federal income taxes                         (4,815,995)       (1,472,805)

    Benefit for federal income taxes                                                  -            37,876
                                                                      ------------------     -------------

    Loss from operations after federal income taxes before
    net realized capital losses                                              (4,815,995)       (1,434,929)

    Net realized capital losses
        Net realized capital losses before
        federal income taxes and transfer to IMR                                 (2,828)           (9,212)
        Capital loss tax benefit                                                      -                 -
        Interest maintenance reserve transfer
        (net of tax)                                                              1,838              5,988

             Net realized capital losses after transfer to IMR                     (990)            (3,224)
                                                                       ----------------        ------------

    Net loss                                                              $  (4,816,985)      $(1,438,153)
                                                                          =============       ===========






                    See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS



                                                                                      Year ended December 31

                                                                                     1998                   1997
     Common stock
         Balance at beginning and ending of year                                $   2,500,000         $   2,500,000
                                                                                =============         =============


     Gross paid-in and contributed surplus
         Balance at beginning of year                                           $  17,550,000         $  17,550,000
         Surplus contribution                                                       7,000,000                     -
                                                                                -------------         -------------

                Balance at end of year                                          $  24,550,000         $  17,550,000
                                                                                =============         =============


     Unassigned funds
         Balance at beginning of year                                           $    (154,910)        $   1,286,332
         Net loss                                                                  (4,816,985)           (1,438,153)
         Increase in non-admitted assets                                             (336,458)              (31,801)
         Increase in asset valuation reserve                                         (244,624)              (67,639)
         Adjustment for prior year taxes                                             (148,476)               96,351
                                                                                -------------         -------------

                Balance at end of year                                          $  (5,701,453)        $    (154,910)
                                                                                =============         =============


     Total capital and surplus                                                  $  21,348,547         $  19,895,090
                                                                                =============         =============


                         See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS

                                                                                       Year ended December 31
                                                                                      1998                1997

                                                                                --------------        -------------
     Operations:
         Premiums and annuity considerations                                    $  72,586,568         $  12,878,897
         Deposit-type funds                                                        89,221,073            43,367,003
         Net investment income                                                      3,673,508             1,788,231
         Net increase in policy loans                                              (1,011,494)             (240,568)
         Policyholder benefits paid                                                (6,298,169)           (1,207,596)
         Commissions, expenses and other taxes paid                               (18,779,248)           (6,614,922)
         Net transfers to Separate Accounts                                       (66,844,972)          (31,478,317)
         Federal income taxes recovered                                                     -               378,749
         Contract charges - Separate Accounts                                         938,114               213,854
         Other cash used                                                              (200,930)          (1,563,792)
                                                                                --------------        -------------

                Net cash provided by operations                                    73,284,450            17,521,539

     Investing activities:
         Sale, maturity or repayment of fixed maturities                            4,617,366             2,491,585
         Purchase of fixed maturities                                             (75,650,853)          (12,771,161)
         Cash provided from receivable/payable for securities                       2,005,397                75,000
                                                                                -------------         -------------

                Net cash used in investment activities                            (69,028,090)          (10,204,576)

     Financing activities:
         Surplus paid in                                                            7,000,000                     -
                                                                                -------------         --------------

                Net cash provided by financing activities                           7,000,000                     -
                                                                                -------------         -------------


     Net increase in cash and short-term investments                               11,256,360             7,316,963

     Cash and short-term investments at beginning of year                           8,633,733             1,316,770
                                                                                -------------         -------------

     Cash and short-term investments at end of year                             $  19,890,093         $   8,633,733
                                                                                =============         =============




                          See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 1998 AND 1997

A.  GENERAL

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group, Inc. ("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 1998.

AILIC's products are variable and fixed annuities. The variable annuities are reported as deposit-type funds and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 1998, the individual fixed annuity products grew to approximately 45% of total production.

B.  ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance
Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a) annuity receipts and deposit-type funds are accounted for as revenues versus liabilities;
(b) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;
(c) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;
(d) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;
(e) investments in fixed maturity securities considered "available for sale" (as defined by GAAP) are generally recorded at amortized cost versus market;
(f) an Asset Valuation Reserve ("AVR") is provided which reclassifies a portion of surplus to liabilities; and
(g) the cost of certain assets designated as "non-admitted assets" (principally advance commissions paid to agents) is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997

INVESTMENTS (continued)

Short-term  investments having original  maturities of three months or less when
purchased  are   considered  to  be  cash   equivalents   for  purposes  of  the
statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and deposit-type funds are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in other income.

ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $106.6 million and $23.2 million at December 31, 1998 and 1997, respectively.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES AILIC files a separate company federal income tax return.

BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by AAG. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of AAG for the benefit of the employees of AAG and its subsidiaries. Contributions are discretionary by the Board of Directors of AAG and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age 60.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


C.   INVESTMENTS

     Fixed maturity investments at December 31 consisted of the following:

                                                                                               1998
                                                                  Carrying             Market             Gross Unrealized
                                                                     Value              Value          Gains            Losses
     U.S. Government and government
         agencies and authorities                               $  11,468,057      $ 11,725,221    $   257,164      $       -
     Public utilities                                               3,515,521         3,572,345         56,824              -
     Mortgage-backed securities                                    36,024,471        35,613,490        241,662        652,643
     All other corporate                                           53,072,623        54,540,870      1,485,224         16,977
                                                                -------------     -------------     ----------      ---------

         Total fixed maturity investments                        $104,080,672      $105,451,926     $2,040,874      $669,620
                                                                 ============      ============     ==========      ========


                                                                                                    1997
                                                                   Carrying            Market             Gross Unrealized
                                                                     Value              Value          Gains            Losses
     U.S. Government and government
         agencies and authorities                                $  9,326,347      $  9,345,879      $  61,757      $  42,225
     All other corporate                                           23,849,958        24,315,879        546,439         80,518
                                                                  -----------       -----------       --------      ---------

         Total fixed maturity investments                         $33,176,305       $33,661,758       $608,196       $122,743
                                                                  ===========       ===========       ========       ========


The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 1998:

                                                                                                Carrying              Market
                                                                                                   Value                Value
Bonds by maturity:
     Due within 1 year or less                                                              $      199,770        $      200,001
     Over 1 year through 5 years                                                                15,066,302            15,306,238
     Over 5 years through 10 years                                                              50,686,547            51,306,332
     Over 10 years through 20 years                                                             25,961,283            26,264,049
     Over 20 years                                                                              12,166,770            12,375,306
                                                                                             -------------         -------------

                Total bonds by maturity                                                       $104,080,672          $105,451,926
                                                                                              ============          ============

The expected  maturities in the foregoing  table may differ from the contractual
maturities   because  certain  borrowers  have  the  right  to  call  or  prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $4.6 million in 1998 and $2.5 million in 1997. Gross realized gains of $6,993 and $17,374 and gross realized losses of $9,821 and $26,586 were realized on those sales during 1998 and 1997, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million and $6.6 million at December 31, 1998 and 1997, respectively, were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997

Net investment income consisted of the following:

                                                1998                    1997
                                            -----------            -----------

     Bonds                                   $4,421,263            $1,642,923
     Short-term investments                     455,230               182,085
     Cash on hand and on deposit                  1,965                   837
     Policy loans                                32,876                 7,605
     Miscellaneous                                6,776                 6,648
                                           ------------          ------------

                Gross investment income       4,918,110             1,840,098

     Investment expenses                       (106,862)              (50,508)
                                            -----------          ------------

                Net investment income        $4,811,248            $1,789,590
                                             ==========            ==========

D.   FEDERAL INCOME TAXES

AILIC has no federal income taxes available for recoupement in the event of future losses. AILIC has approximately $4.2 million and $1.9 million in loss carryforwards derived from year ended December 31, 1998 and 1997, respectively, to offset future year's taxable income. These loss carryforwards will expire in the year 2018 and 2012, respectively. Loss carryforwards derived prior to 1998 will expire in 15 years, and those derived in 1998 or after, per new IRS regulations, will expire in 20 years.

E.   RELATED PARTY TRANSACTIONS

On December 30, 1993, AILIC entered into a reinsurance agreement with Great American Life Insurance Company ("GALIC"), which became AILIC's immediate parent in 1995. As a result of the transaction, AILIC assumed $2.6 million in deferred annuity reserves and received an equivalent amount of assets. The reinsurance agreement was terminated January 1, 1997 and reserves of $2.7 million were transferred back to GALIC along with assets equal to the reserves transferred.

On December 31, 1998 for all policies issued by AILIC on or after August 1, 1998, a co-insurance agreement was entered into with GALIC to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. As of December 31, 1998, AILIC transferred $0.4 million of premiums and reserves to GALIC.

AILIC has an agreement with AAG, subject to the direction of the Finance Committee of AILIC, whereby AAG, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 1998 and 1997, AILIC paid $90,300 and $41,743 respectively, in management fees.

AILIC has an agreement with AAG Securities, Inc., a wholly-owned subsidiary of AAG, whereby AAG Securities is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays AAG Securities for acting as underwriter under a distribution agreement. In 1998 and 1997, AILIC paid $2.1 million and $2.2 million, respectively, in commissions to AAG Securities.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or insurance affiliates. In 1998 and 1997, AILIC paid $2.4 million and $0.7 million, respectively, for services to affiliates.

F.   DIVIDEND RESTRICTIONS

The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital and surplus and net income. The maximum amount of dividends payable in 1999 without prior approval is $0.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


G.   ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS

At December 31, 1998, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):

                                                                                     Amount                Percent

       Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                              $     -                     -%
           At book value less current surrender charge of 5% or more                   98.8                     92
           At market value                                                                 -                     -
                                                                                     -------                 -----

                  Total with adjustment or at market value                             98.8                     92

       Subject to discretionary withdrawal (without adjustment) at
                  book value with minimal or no charge or adjustment                    2.0                      2
       Not subject to discretionary withdrawal                                          6.2                      6
                                                                                     ------                  -----

                  Total annuity reserves--before reinsurance                           107.0                    100%
                                                                                                             =====

       Less reinsurance ceded                                                          (0.4)

                  Net annuity reserves                                               $106.6

       Reconciliation   to  policy  benefit   reserves  for  life  policies  and
       contracts:
           Net annuity reserves                                                      $106.6
           Net life reserves                                                               -
           Miscellaneous other reserves                                                    -
                                                                                     -------

           Total policy benefit reserves for life policies and contracts             $106.6
                                                                                     ======

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


H.   SEPARATE ACCOUNTS

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 1998 and 1997 are summarized as follows:

                                                                                              1998                     1997
                                                                                         ------------             ------------
     Transfers to Separate Accounts - deposit-type funds                                 $ 64,500,892              $28,769,832
     Transfers to Separate Accounts - withdrawals and other transfers, net                  2,344,080                2,717,108
     Transfers from Separate Accounts - contingent deferred sales charges                  (4,298,292)              (1,972,517)
                                                                                         ------------             ------------

                  Net transfers to Separate Accounts                                     $ 62,546,680              $29,514,423
                                                                                         ============              ===========



All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value. Investments in the Separate Accounts at December 31 consisted of the following:

                                                                                              1998
                                                                                   Market                Gross Unrealized
                                                                  Cost             Value              Gains            Losses
     Separate Account A                                     $  64,754,695       $  76,633,840      $12,249,838        $370,693
     Separate Account B                                        39,705,022          43,415,367        3,876,131         165,786
                                                            -------------       -------------     ------------        --------

         Total Separate Accounts                             $104,459,717        $120,049,207      $16,125,969        $536,479
                                                             ============        ============      ===========        ========


                                                                                              1997
                                                                                   Market                Gross Unrealized
                                                                   Cost             Value              Gains           Losses
     Separate Account A                                       $30,479,421         $32,418,073       $2,043,790        $105,138
     Separate Account B                                         4,933,281           4,830,151           12,568         115,698
                                                             ------------        ------------     ------------       ---------

         Total Separate Accounts                              $35,412,702         $37,248,224       $2,056,358        $220,836
                                                              ===========         ===========       ==========        ========

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


I.   VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the NAIC and the Ohio Insurance Department, which vary in some respects from GAAP. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 1998 and 1997:

                                                                         Net Income                  Capital and Surplus
                                                            ------------------------------     -------------------------------
                                                                  1998             1997             1998               1997
                                                            -------------     ------------     -------------      ------------
As reported on a statutory basis                            $  (4,816,985)     $(1,438,153)    $  21,348,547       $19,895,090
     Commissions capitalized to DAC                            12,860,357        3,722,847        12,860,357         3,722,847
     General expenses capitalized to DAC                        4,064,093        2,046,618         4,064,093         2,046,618
     Taxes, licenses and fees capitalized to DAC                  262,200          127,900           262,200           127,900
     Amortization of DAC                                         (752,613)        (169,695)         (752,613)         (169,695)
     Capital gains transferred to IMR, net of tax                  (1,838)          (5,988)           (1,838)           (5,988)
     Amortization of IMR, net of tax                                2,884            2,195             2,884             2,195
     Contingent deferred sales charge                         (11,897,631)      (3,693,287)      (11,897,631)       (3,693,287)
     Federal income taxes                                         184,404         (226,161)          184,404          (226,161)
     Deferred gain on intercompany sales                                -          (17,011)                -           (17,011)
     Unrealized gain (loss) adjustment                                  -                -           460,852           578,256)
     AVR adjustment                                                     -                -           244,624            67,639
     Non-admitted assets adjustment                                     -                -           336,457            31,801
     Prior year tax adjustment                                          -                -           148,476           (96,351)
     Prior year stat to GAAP cumulative adjustments                     -                -         2,192,237          (176,526)
                                                            -------------     ------------     -------------     -------------

         Total GAAP adjustments                                 4,721,856        1,787,418         8,104,502         2,192,237
                                                            -------------     ------------     -------------      ------------

GAAP basis                                                  $     (95,129)    $    349,265     $  29,453,049       $22,087,327
                                                            =============     ============     =============       ===========

J.   CODIFIED STATUTORY ACCOUNTING PRINCIPLES

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that AILIC uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for AILIC, the Ohio Insurance Department must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is anticipated that the Ohio Insurance Department will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to AILIC's statutory-basis financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


K.   YEAR 2000 STATUS (Unaudited)

The Company is included in AAG's Year 2000 Project which is a corporate-wide program designed to ensure that its computer hardware and software systems, telecommunications and other business activities function properly in the Year 2000. The Project also encompasses communicating with agents, vendors, financial institutions and others with which the AAG and GALIC companies conduct business to determine their Year 2000 readiness and resulting effects on AAG. As part of the project, the Company is also developing contingency plans for the systems and procedures deemed most critical to the Company. AAG's Year 2000 Project is being coordinated by a team of individuals from a variety of disciplines in the organization which monitors the work being performed by the various business units and reports frequently to senior management. AAG's internal audit staff reports at least quarterly to the Audit Committee of the Board of Directors on the Company's Year 2000 progress.

To address its Year 2000 issue, AAG's operations have been divided into separate systems groups. At December 31, 1998, these groups were in the process of either
(i) testing internally developed and third party software applications believed to be Year 2000 compliant without need for any modifications; (ii) modifying and testing other software applications or (iii) replacing software with new applications that are Year 2000 compliant, and testing those replacements for operational acceptance and Year 2000 compliance.

Approximately 40% of the operating units are currently on target with their internal plans to be completed in the second quarter of 1999. Approximately 50% of the operating units have experienced some delay and their overall projects are running behind schedule on internally established timelines. These groups are expected to be complete in the third quarter of 1999. One important replacement application experienced a significant delay from its original targeted completion date. This project was reorganized and restaffed in the fourth quarter of 1998, and management believes the project has made significant progress. This application is currently involved in testing and is expected to be completed and in operation in the third quarter of 1999.

Contingency plans provide a documented order of actions necessary to keep the Company's business functions operating and mitigate the extent of any potential disruptions. The Company expects to complete the contingency planning process for all mission critical software applications and operational processes in the second quarter of 1999, and for less significant software applications and operational processes in the third quarter of 1999. These plans will be tested through the balance of the year.

Many of the systems being replaced were planned replacements, which were accelerated due to Year 2000 considerations. A significant portion of AAG's Year 2000 Project is being completed using internal staff. Therefore, cost estimates for the Year 2000 Project do not represent solely incremental costs. Since the beginning of 1997, AAG has incurred an estimated $13 million in Year 2000 costs, including capitalized costs of $10 million for new systems; AAG has expensed $3.0 million in Year 2000 costs in 1998. AAG estimates it will spend an additional $9 million in connection with the Year 2000 Project in 1999, of which $5 million is expected to be expensed. Projected Year 2000 costs and completion dates are based on management's best estimates. There can be no assurance that these estimates will be achieved.

AAG believes it has reasonable plans in place to ensure business activities function properly in the Year 2000. However, should software modifications and new software installations not be completed on a timely basis, the resulting disruptions could have a material adverse impact on operations. AAG's operations could also be materially adversely affected by the inability of third parties such as agents, vendors and policyholders' employers to also function properly in the Year 2000.

PART C
Other Information - Nauticus


Item 24. Financial Statements and Exhibits


               (a)  Financial Statements


        All required financial statements are included in Parts A or B of this Registration Statement.


               (b)  Exhibits


        (1)    Resolution  of the Board of Directors of Annuity  Investors  Life
               Insurance   Company(R)   authorizing   establishment  of  Annuity
               Investors Variable Account A.1/


        (2)    Not Applicable.


        (3)    (a)  Distribution   Agreement   between  Annuity  Investors  Life
                    Insurance Company and AAG Securities, Inc.

               (b)  Form of Selling  Agreement  between  Annuity  Investors Life
                    Insurance   Company,   AAG  Securities,   Inc.  and  another
                    Broker-Dealer. 2/


               (c) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer. 3/



        (4)    Group Contract Forms Certificate Forms and Endorsements.


               (a)  Group Contract Forms and Endorsements.


                    (i)  Form  of  Group  Flexible   Premium   Deferred  Annuity
                         Contract. 1/

                    (ii) Form  of  Enhanced  Group  Flexible   Premium  Deferred
                         Annuity Contract. 1/


                    (iii) Form of Loan Endorsement to Group Contract. 1/


                    (iv) Form of Employer Plan Endorsement to Group Contract. 1/

                    (v) Form of Tax Sheltered Annuity Endorsement to Group Contract. 1/

                    (vi) Form of Qualified  Pension,  Profit Sharing and Annuity
                         Plan Endorsement to Group Contract. 1/


                    (vii)Form of Long-Term Care Waiver Rider to Group  Contract.
                         1/

                    (viii)  Form  of  Section  457  Plan/Deferred   Compensation
                         Endorsement to Group Contract . 4/

                    (ix) Revised  form of  Employer  Plan  Endorsement  to Group
                         Contract . 4/

                    (x) Revised form of Tax Sheltered Annuity Endorsement to Group Contract . 4/

                    (xi) Revised form of Qualified  Pension,  Profit Sharing and
                         Annuity Plan Endorsement to Group Contract . 4/

                    (xii)Form of  Governmental  Section 457 Plan  Endorsement to
                         Group Contract. 4/


               (b)  Certificate of Participation Forms and Endorsements.


                    (i)  Form of Certificate of Participation. 1/


                    (ii) Form of  Certificate  of  Participation  under Enhanced
                         Contract. 1/


                    (iii) Form of Loan Endorsement to Certificate. 1/


                    (iv) Form of Employer Plan Endorsement to Certificate. 1/


                    (v)  Form   of  Tax   Sheltered   Annuity   Endorsement   to
                         Certificate. 1/


                    (vi) Form of Qualified  Pension,  Profit Sharing and Annuity
                         Plan Endorsement to Certificate. 1/


                    (vii) Form of Long-Term Care Waiver Rider to Certificate. 1/


                    (viii)  Form  of  Deferred   Compensation   Endorsement   to
                         Certificate.5/


                    (ix) Revised   form  of   Employer   Plan   Endorsement   to
                         Certificate. 4/


                    (x) Revised form of Tax Sheltered Annuity Endorsement to Certificate. 4/

                    (xi) Revised form of Qualified  Pension,  Profit Sharing and
                         Annuity Plan Endorsement to Certificate. 4/


                    (xii)Form of  Governmental  Section 457 Plan  Endorsement to
                         Certificate. 4/


               (c) Group Contract Form and Certificate of Participation Form for use in South Dakota.1/

                    (i)  Form  of  Group  Flexible   Premium   Deferred  Annuity
                         Contract for use in South Dakota. 6/


                    (ii) Form of Certificate of  Participation  for use in South
                         Dakota. 6/


               (d) Group Contract Form and Certificate of Participation Form for use in Wisconsin.


                    (i)  Form  of  Group  Flexible   Premium   Deferred  Annuity
                         Contract for use in Wisconsin. 6/


                    (ii) Form  of  Certificate  of  Participation   for  use  in
                         Wisconsin. 6/


               (e)  Certificate of Participation Form for use in North Dakota.


                    (i) Form of Certificate of Participation for use in North Dakota. 6/


               (f)  Form of Endorsements for use in Virginia.

                    (i) Form of Employer Plan Endorsement to Group Contract for use in Virginia.6/


                    (ii) Form of Employer Plan  Endorsement  to  Certificate  of
                         Participation for use in Virginia. 6/


                    (iii)Form of Qualified  Pension,  Profit Sharing and Annuity
                         Plan Endorsement to Group Contract for use in Virginia. 6/


                    (iv) Form of Qualified  Pension,  Profit Sharing and Annuity
                         Plan Endorsement to Certificate of Participation for use in Virginia. 6/

                    (v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/ (g) Form of Successor Owner Endorsement to Group Contract. 8/

               (h) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 8/

               (i) Form of Texas Optional Retirement Program Endorsement to Group Contract. 10

               (j) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

               (k) Form of Individual Retirement Annuity Endorsement to Group Contract. 11

               (l)  Form  of  Individual   Retirement  Annuity   Endorsement  to
                    Certificate of Participation under a Group Contract. 11

               (m) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11

               (n) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group
                         Contract. 11

               (o) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11

               (p) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group
                         Contract. 11


        (5)    (a)  Form of  Application  for Group  Flexible  Premium  Deferred
                    Annuity Contract. 1/

                    (i)  Alternative Form of Application 7

                    (ii) Alternative Form of Application.4/

               (b) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (ERISA). 1/


               (c) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract
                      (Non-ERISA). 7/


        (6)    (a)  Articles  of   Incorporation   of  Annuity   Investors  Life
                    Insurance Company. 6/


                    (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/


                    (ii) Amendment to Articles of  Incorporation  adopted August
                         9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/


               (b) Code of Regulations of Annuity Investors Life Insurance Company. 6/

        (7)    Not Applicable.


        (8     (a)  Participation   Agreement  between  Annuity  Investors  Life
                    Insurance Company and Dreyfus Variable Investment Fund. 2/


               (b)  Participation   Agreement  between  Annuity  Investors  Life
                    Insurance Company and Dreyfus Stock Index Fund. 2/


               (c)  Participation   Agreement  between  Annuity  Investors  Life
                    Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/


               (d)  Participation   Agreement  between  Annuity  Investors  Life
                    Insurance Company and Janus Aspen Series. 2/


               (e) Participation Agreement with Merrill Lynch Variable Series Funds, Inc.


                    (i) Participation Agreement between Annuity Investors Life Insurance Company and Merrill
                             Lynch Variable Series Funds, Inc. 2/


                    (ii) Amended and Restated  Participation  Agreement  between
                         Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. 6/


               (f) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. 2/


               (g) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc. 2/


               (h) Investment Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. 2/


               (i) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P.6/


               (j)  Participation   Agreement  between  Annuity  Investors  Life
                    Insurance  Company and Morgan Stanley  Universal Funds, Inc.
                    7/


               (k)  Participation   agreement  between  Annuity  Investors  Life
                    Insurance Company and Strong Special Fund II, Inc. 7/


               (l)  Participation   Agreement  between  Annuity  Investors  Life
                    Insurance Company and PBHG Insurance Series Fund, Inc. 7/


               (m)  Amended   and   Restated   Agreement   between  The  Dreyfus
                    Corporation and Annuity Investors Life Insurance Company.7/


               (n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation. 7/

               (o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. 4/

               (p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd. 4/

               (q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. 4/


               (r) Participation Agreement between BT Insurance Funds Trust and Annuity Investors Life Insurance Company. 9

               (s) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Company. 9


        (9)         Opinion and Consent of Counsel. 1/


        (10)        Consent of Independent Auditors (filed herewith).


        (11)        No financial statements are omitted from Item 23.


        (12)        Not Applicable.


        (13)        Schedule for Computation of Performance Quotations. 7/


        (14)        Not Applicable.

        (15)        Powers of Attorney (filed herewith).

----------------

1/    Filed with Pre-Effective Amendment No. 2 to Form N-4 on November 8, 1995.

2/    Filed with Pre-Effective Amendment No. 3 to Form N-4 on December 4, 1995.

3/ Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on November 17, 1998.

4/    Filed with Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998

5/    Filed with Form N-4 on June 2, 1995.

6/    Filed with Post-Effective Amendment No. 1 to Form N-4 on April 26, 1996.

7/    Filed with Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997.

8/ Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February 26, 1999.

9/ Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account A, SEC File Nos. 33-65409 and 811-08017 on February 26, 1999.

10/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on June 3, 1997.

11/ Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on February 1, 1999.

Item 25.      Directors and Officers of Annuity Investors Life Insurance Company

                                Principal        Positions and Offices
   Name                       Business Address      With the Company
   Robert Allen Adams              (1)       President, Director
   Stephen Craig Lindner           (1)       Director
   William Jack Maney, II          (1)       Assistant Treasurer and
                                             Director
   James Michael Mortensen         (1)       Executive Vice President,
                                             Assistant Secretary and
                                             Director
   Mark Francis Muething           (1)       Senior Vice President, Secretary,
                                             General Counsel and Director
   Jeffrey Scott Tate              (1)       Director
   Thomas Kevin Liguzinski         (1)       Senior Vice President
   Charles Kent McManus            (1)       Senior Vice President
   Arthur Ronald Greene, III       (1)       Vice President
   Betty Marie Kasprowicz          (1)       Vice President and Assistant
                                             Secretary
   Michael Joseph O'Connor         (1)       Senior Vice President
   Lynn Edward Laswell             (1)       Vice President, Treasurer and
                                             Controller
   Vincent J. Graneri              (1)       Vice President and Chief Actuary
   David Shipley                   (1)       Vice President
   Thomas E. Mischell              (1)       Assistant Treasurer



   (1)     P.O. Box 5423, Cincinnati, Ohio  45201-5423.

   Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant.

        The Depositor, Annuity Investors Life Insurance Company(R), is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group,SM Inc. The Registrant, Annuity Investors(R) Variable Account A, is a segregated asset account of Annuity Investors Life Insurance Company.

        The following chart indicates the persons controlled by or under common control with the Company.

 AMERICAN FINANCIAL GROUP, INC.                                                  % OF STOCK OWNED (1)
|                                                        STATE OF     DATE OF      BY IMMEDIATE
|                                                        DOMICILE   INCORPORATION PARENT COMPANY     NATURE OF BUSINESS
                                                         --------   ------------- --------------     ------------------
|
|_AFC Holding Company                                    Ohio          12/09/94       100        Holding Company
  |_AHH Holdings, Inc.                                   Florida       12/27/95         49       Holding Company
  | |_Columbia Financial Company                         Florida       10/26/93       100        Real Estate Holding Company
  | |_American Heritage Holding Corporation              Delaware      11/02/94       100        Home Builder
  | | |_Heritage Homes Realty, Inc.                      Florida       07/20/93       100        Home Sales
  | | |_Southeast Title, Inc.                            Florida       05/16/95       100        Title Company
  | |_Heritage Home Finance Corporation                  Florida       02/10/94       100        Finance Company
  |_American Financial Capital Trust I                   Delaware      09/14/96       100        Statutory Business Trust
  |_American Financial Corporation                       Ohio          11/15/55       100        Holding Company
  | |_AFC Acquisition                                    Ohio          06/26/97       100        Transitory Holding Company
Corp.
  | |_AFC Coal Properties, Inc.                          Ohio          12/18/96       100        Real Estate Holding Company
  | |_American Barge & Towing                            Ohio          03/25/82                  Inactive
Company                                                                               100
  | | |_Spartan Transportation                           Ohio          7/19/1983                 Mgmt-River Transportation Equipment
Corporation                                                                           100
  | |_American Financial Corporation                     Ohio          08/27/63       100        Inactive
  | |_American Money Management Corporation              Ohio          03/01/73       100        Investment Management
  | |_American Money Management International, N.V       Netherland    05/10/85       100        Securities Management
  | |                                                     Antilles
  | |_American Premier Underwriters, Inc.                Pennsylvania  1846           100(2)     Diversified
  | | |_The Ann Arbor Railroad Company                   Michigan      09/21/1895       99       Inactive
  | | |_The Associates of the Jersey Company             New Jersey    11/10/1804     100        Inactive
  | | |_Cal Coal, Inc.                                   Illinois      05/30/79       100        Inactive
  | | |_Canadian Lease Insurance Services, Ltd.          Washington    02/28/91       100        Insurance Agency
  | | |_The Indianapolis Union Railway Company           Indiana       11/19/1872     100        Inactive
  | | |_Leased Equipment Reinsurance Company, Ltd.       Bermuda       09/18/89       100        Reinsurance Company
  | | |_Lease Insurance Agency Services Corporation      Washington    12/27/83       100        Insurance Agency
  | | |_Lease Insurance Services, Ltd.                   Washington    05/14/90       100        Insurance Agency
  | | |_Lehigh Valley Railroad Company                   Pennsylvania  04/21/1846     100        Inactive
  | | |_The New York and Harlem Railroad Company         New York      04/25/1831       97       Inactive
  | | |_The Owasco River Railway, Inc.                   New York      06/02/1881     100        Inactive
  | | |_PCC Real Estate, Inc.                            New York      12/15/86       100        Holding Company
  | | | |_PCC Chicago Realty Corp.                       New York      12/23/86       100        Real Estate Developer
  | | | |_PCC Gun Hill Realty Corp.                      New York      12/18/85       100        Real Estate Developer
  | | | |_PCC Michigan Realty, Inc.                      Michigan      11/09/87       100        Real Estate Developer
  | | | |_PCC Scarsdale Realty Corp.                     New York      06/01/86       100        Real Estate Developer
  | | | | |_Scarsdale Depot Associates, L.P.             Delaware      05/05/89         80       Real Estate Developer
  | | |_Penn Central Energy Management Company           Delaware      05/11/87       100        Energy Operations Manager
  | | |_Pennsylvania Company                             Delaware      12/05/58       100        Holding Company
  | | | |_Atlanta Casualty Company                       Illinois      06/13/72       100 (2)    Property/Casualty Insurance
  | | | | |_American Premier Insurance Company           Indiana       11/30/89       100        Property/Casualty Insurance
  | | | | |_Atlanta Specialty Insurance Company          Ohio          02/06/74       100        Property/Casualty Insurance
  | | | | |_Atlanta Casualty Group, Inc.                 Georgia       04/01/77       100        Insurance Agency
  | | | | | |_Atlanta Casualty General Agency, Inc.      Texas         03/15/61       100        Managing General Agency
  | | | | | |_Atlanta Insurance Brokers, Inc.            Georgia       02/06/71       100        Insurance Agency
  | | | | | |_Treaty House, Ltd. (d/b/a Mr. Budget)      Nevada        11/02/71       100        Insurance Premium Finance



AMERICAN FINANCIAL GROUP, INC.
  |_AFC Holding Company
  |_American Financial Corporation                                                        % OF STOCK OWNED (1)
  | |_American Premier Underwriters, Inc.                     STATE OF        DATE OF        BY IMMEDIATE
  | | |_Pennsylvania Company                                  DOMICILE       INCORPORATION  PARENT COMPANY     NATURE OF BUSINESS
                                                              --------       -------------   --------------    ------------------
  |
  | | | | |_Penn Central U.K. Limited                         United Kingdom    10/28/92        100     Insurance Holding Company
  | | | | | |_Insurance (GB) Limited                          United Kingdom    05/13/92        100     Property/Casualty Insurance
  | | | |_Delbay Corporation                                  Delaware          12/27/62        100     Inactive
  | | | |_Great Southwest Corporation                         Delaware          10/25/78        100     Real Estate Developer
  | | | | |_World Houston, Inc.                               Delaware          05/30/74        100     Real Estate Developer
  | | | |_Hangar Acquisition Corp.                            Ohio              10/06/95        100     Aircraft Investment
  | | | |_Infinity Insurance Company                          Indiana           07/09/55        100     Property/Casualty Insurance
  | | | | |_Infinity Agency of Texas, Inc.                    Texas             07/15/92        100     Managing General Agency
  | | | | |_The Infinity Group, Inc.                          Indiana           07/22/92        100     Services Provider
  | | | | |_Infinity National Insurance Company               Indiana           08/05/92        100     Property/Casualty Insurance
  | | | | |_Infinity Select Insurance Company                 Indiana           06/11/91        100     Property/Casualty Insurance
  | | | | |_Leader National Insurance Company                 Ohio              03/20/63        100     Property/Casualty Insurance
  | | | | | |_Budget Insurance Premiums, Inc.                 Ohio              02/14/64        100     Premium Finance Company
  | | | | | |_Leader National Agency, Inc.                    Ohio              04/05-63        100     Brokering Agent
  | | | | | |_Leader National Agency of Texas, Inc.           Texas             01/25/94        100     Managing General Agency
  | | | | | |_Leader National Insurance Agency of Arizona     Arizona           12/05/73        100     Brokering Agent
  | | | | | |_Leader Preferred Insurance Company              Ohio              11/07/94        100     Property/Casualty Insurance
  | | | | | |_Leader Specialty Insurance Company              Indiana           03/10/94        100     Property/Casualty Insurance
  | | | | | |_TALON Group, Inc.                               Ohio              12/12/97        100     Services Provider
  | | | |_PCC Technical Industries, Inc.                      California        03/07/55        100     Holding Company
  | | | | |_ESC, Inc.                                         California        11/02/62        100     Connector Accessories
  | | | | |_Marathon Manufacturing Companies, Inc.            Delaware          11/18/83        100     Holding Company
  | | | | | |_Marathon Manufacturing Company                  Delaware          12/07/79        100     Inactive
  | | | | |_PCC Maryland Realty Corp.                         Maryland          08/18/93        100     Real Estate Holding Company
  | | | | |_Penn Camarillo Realty Corp.                       California        11/24/92        100     Real Estate Holding Company
  | | | |_Penn Towers, Inc.                                   Pennsylvania      08/01/58        100     Inactive
  | | | |_Republic Indemnity Company of America               California        12/05/72        100     Workers' Compensation Insur.
  | | | | |_Republic Indemnity Company of California          California        10/13/82        100     Workers' Compensation Insur.
  | | | | |_Republic Indemnity Medical Management, Inc.       California        03/25/96        100     Medical Bill Review
  | | | | |_Timberglen Limited                                United Kingdom    10/28/92        100     Investments
  | | | |_Risico Management Corporation                       Delaware          01/10/89        100     Risk Management
  | | | |_Windsor Insurance Company                           Indiana           11/05/87        100 (2) Property/Casualty Insurance
  | | | | |_American Deposit Insurance Company                Oklahoma          12/28/66        100     Property/Casualty Insurance
  | | | | | |_Granite Finance Co., Inc.                       Texas             11/09/65        100     Premium Financing
  | | | | |_Coventry Insurance Company                        Ohio              09/05/89        100     Property/Casualty Insurance
  | | | | |_El Aguila Compania de Seguros, S.A. de C.V.       Mexico            11/24/94        100 (2) Property/Casualty Insurance
  | | | | |_Moore Group Inc.                                  Georgia           12/19/62        100     Insurance Holding Company/
                                                                                                           Agency
  | | | | | |_Casualty Underwriters, Inc.                     Georgia           10/01/54          51    Insurance Agency
  | | | | | |_Dudley L. Moore Insurance, Inc.                 Louisiana         03/30/78    beneficial  Insurance Agency
                                                                                             interest
  | | | | | |_Hallmark General Insurance Agency, Inc.         Oklahoma          06/16/72    beneficial  Insurance Agency
                                                                                             interest
  | | | | | |_Windsor Group, Inc.                             Georgia           05/23/91        100     Insurance Holding Company
  | | | | |_Regal Insurance Company                           Indiana           11/05/87        100     Property/Casualty Insurance
  | | | | |_Texas Windsor Group, Inc.                         Texas             06/23/88        100     Insurance Agency

AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_American Premier Underwriters, Inc.                                                   % OF STOCK OWNED (1)
|                                                                 STATE OF       DATE OF      BY IMMEDIATE
|                                                                 DOMICILE     INCORPORATION  PARENT COMPANY   NATURE OF BUSINESS
|-
  | | |_Pennsylvania-Reading Seashore Lines                       New Jersey       06/14/01       66.67      Inactive
  | | |_Pittsburgh and Cross Creek Railroad Company               Pennsylvania     08/14/70       83         Inactive
  | | |_Terminal Realty Penn Co.                                  District of      09/23/68     100          Inactive
  | | |_United Railroad Corp.                                     Delaware         11/25/81     100          Inactive
  | | | |_Detroit Manufacturers Railroad Company                  Michigan         01/30/02       82         Inactive
  | | |_Waynesburg Southern Railroad Company                      Pennsylvania     09/01/66     100          Inactive
  | |_Chiquita Brands International, Inc. (and subsidiaries)      New Jersey       03/30/99       40.41 (2)  Production/Processing
                                                                                                                /Distribution of
  | |                                                                                                           Food Products
  | |_Dixie Terminal Corporation                                  Ohio             04/23/70     100          Commercial Leasing
  | |_Fairmont Holdings, Inc.                                     Ohio             12/15/83     100          Holding Company
  | |_FWC Corporation                                             Ohio             03/16/83     100          Financial Services
  | |_Great American Holding Corporation                          Ohio             11/30/77     100          Holding Company
  | | |_Great American Insurance Company                          Ohio             3/7/1872     100          Property/Casualty
                                                                                                                Insurance
  | | | |_Agricultural Excess and Surplus Insurance Company       Delaware         02/28/79     100          Excess & Surplus
                                                                                                                Lines Insurance
  | | | |_Agricultural Insurance Company                          Ohio             03/23/05     100          Property/Casualty
                                                                                                                Insurance
  | | | |_American Alliance Insurance Company                     Arizona          09/11/45     100          Property/Casualty
                                                                                                                Insurance
  | | | |_American Annuity Group, Inc.                            Delaware         05/15/87       81.13 (2)  Holding Company
  | | | | |_AAG Holding Company, Inc.                             Ohio             09/11/96     100          Holding Company
  | | | | | |_American Annuity Group Capital Trust I              Delaware         09/13/96     100          Financing Vehicle
  | | | | | |_American Annuity Group Capital Trust II             Delaware         03/11/97     100          Financing Vehicle
  | | | | | |_American Annuity Group Capital Trust III            Delaware         05/27/97     100          Financing Vehicle
  | | | | | |_Great American Life Insurance Company               Ohio             12/15/59     100          Life Insurance Company
  | | | | | | |_Annuity Investors Life Insurance Company          Ohio             11/31/81     100          Life Insurance Company
  | | | | | | |_Assured Security Life Insurance Company, Inc.     South Dakota     05/12/78     100          Life Insurance Company
  | | | | | | |_CHATBAR, Inc.                                     Massachusetts    11/02/93     100          Hotel Operator
  | | | | | | |_Driskill Holding, Inc.                            Texas            06/07/95   beneficial        Hotel Management
                                                                                              interest
  | | | | | | |_First Benefit Insurance Company                   Arizona          01/03/95     100          Life Insurance Company
  | | | | | | |_GALIC Brothers, Inc.                              Ohio             11/12/93       80         Real Estate Management
  | | | | | | |_Great American Life Assurance Company             Ohio             08/10/67     100          Life Insurance Company
  | | | | | | |_Loyal American Life Insurance Company             Alabama          05/18/55     100          Life Insurance Company
  | | | | | | | |_ADL Financial Services, Inc.                    North Carolina   09/10/70     100          Marketing Services
  | | | | | | | |_Purity Financial Corporation                    Florida          12/21/91     100          Marketing Services
  | | | | | | |_Prairie National Life Insurance Company           South Dakota     02/11/76     100          Life Insurance Company
  | | | | | | | |_American Memorial Life Insurance Company        South Dakota     03/18/59     100          Life Insurance Company
  | | | | | | | | |_Great Western Life Insurance Company          Montana          05/01/80     100          Life Insurance Company
  | | | | | | | | |_Rushmore National Life Insurance Company      South Dakota     04/16/37     100          Life Insurance Company
  | | | | |_AAG Insurance Agency, Inc.                            Kentucky         12/06/94     100          Life Insurance Agency
  | | | | | |_AAG Insurance Agency of Massachusetts, Inc.         Massachusetts    05/25/95     100          Insurance Agency
  | | | | |_AAG Securities, Inc.                                  Ohio             12/10/93     100          Broker-Dealer
  | | | | |_American DataSource, Inc.                             Delaware         06/15/90     100          Pre-need Trust Services
  | | | | |_American Memorial Marketing Services, Inc.            Washington       06/19/80       100        Marketing Services

AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_Great American Holding Corporation                                                % OF STOCK OWNED (1)
| | | |_Great American Insurance Company                   STATE OF        DATE OF        BY IMMEDIATE
| | | | |_American Annuity Group, Inc.                     DOMICILE        INCORPORATION  PARENT COMPANY     NATURE OF BUSINESS
                                                           --------        -------------  --------------     ------------------
 | | | | |_CSW Management Services, Inc.                   Texas           06/27/85         100       Pre-need Trust Admin. Services
 | | | | |_GALIC Disbursing Company                        Ohio            05/31/94         100       Payroll Servicer
 | | | | |_General Accident Life Assurance Company of      Puerto Rico     07/01/64           99      Life Insurance Company
               Puerto Rico, Inc.
 | | | | |_Keyes-Graham Insurance Agency, Inc.             Massachusetts   12/23/87         100       Insurance Agency
 | | | | |_International Funeral Associates, Inc.          Delaware        05/07/86         100       Coop. Buying Funeral Dirs.
 | | | | |_Laurentian Credit Services Corporation          Delaware        10/07/94         100       Inactive
 | | | | |_Laurentian Marketing Services, Inc.             Delaware        12/23/87         100       Marketing Services
 | | | | |_Laurentian Securities Corporation               Delaware        01/30/90         100       Inactive
 | | | | |_Lifestyle Financial Investments, Inc.           Ohio            12/29/93         100       Marketing Services
 | | | | | |_Lifestyle Financial Investments Agency of     Ohio            03/07/94     beneficial       Life Insurance Agenc
               Ohio, Inc.                                                                interest
 | | | | | |_Lifestyle Financial Investments of Indiana,   Indiana         02/24/94         100       Life Insurance Agency
               Inc.
 | | | | | |_Lifestyle Financial Investments of Kentucky,  Kentucky        10/03/94         100       Insurance Agency
               Inc.
 | | | | | |_Lifestyle Financial Investments of the        Minnesota       06/10/85         100       Insurance Agency
               Northwest, Inc.
 | | | | | |_Lifestyle Financial Investments of the        North Carolina  07/13/94         100       Insurance Agency
               Southeast, Inc.
 | | | | |_Loyal Marketing Services, Inc.                  Alabama         07/20/90         100       Marketing Services
 | | | | |_New Energy Corporation                          Indiana         01/08/97           49      Holding Company
 | | | | |_Purple Cross Insurance Agency, Inc.             Delaware        11/07/89         100       Insurance Agency
 | | | | |_Retirement Resource Group, Inc.                 Indiana         02/07/95         100       Insurance Agency
 | | | | | |_RRG of Alabama, Inc.                          Alabama         09/22/95         100       Life Insurance Agency
 | | | | | |_RRG of Ohio, Inc.                             Ohio            02/20/96     beneficial    Insurance Agency
                                                                                         interest
 | | | | | |_AAG Insurance Agency of Texas, Inc.           Texas           06/02/95         100       Life Insurance Agency
 | | | | |_SPELCO (UK) Ltd.                                United Kingdom  00/00/00           99      Inactive
 | | | | |_SWTC, Inc.                                      Delaware        00/00/00         100       Inactive
 | | | | |_SWTC Hong Kong Ltd.                             Hong Kong       00/00/00         100       Inactive
 | | | | |_Technomil Ltd.                                  Delaware        00/00/00         100       Inactive
 | | | |_American Custom Insurance Services, Inc.          Ohio            07/27/83         100       Management Holding Company
 | | | | |_American Custom Insurance Services California,  California      05/18/92         100       Insurance Agency & Brokerage
               Inc.
 | | | | |_Eden Park Insurance Brokers, Inc.               California      02/13/90         100       Wholesale Brokerage for
                                                                                                      Surplus Lines
 | | | | |_Professional Risk Brokers, Inc.                 Illinois        03/01/90         100       Insurance Agency
 | | | | |_Professional Risk Brokers Insurance, Inc.       Massachusetts   04/19/94         100       Surplus Lines Brokerage
 | | | | |_Professional Risk Brokers of Connecticut, Inc.  Connecticut     07/09/92         100       Insurance Agency & Brokerage
 | | | | |_Professional Risk Brokers of Ohio, Inc.         Ohio            12/17/86         100       Insurance Agency and Brokerage
 | | | |_American Custom Insurance Services Illinois, Inc. Illinois        07/08/92         100       Underwriting Office
 | | | |_American Dynasty Surplus Lines Insurance Company  Delaware        01/12/82         100       Excess & Surplus Lines Insur.
 | | | | |_American Empire Insurance Company               Ohio            11/26/79         100       Property/Casualty Insurance
 | | | | | |_American Signature Underwriters, Inc.         Ohio            04/08/96         100       Insurance Agency
 | | | | | |_Specialty Underwriters, Inc.                  Texas           05/19/76         100       Insurance Agency
 | | | | |_Fidelity Excess and Surplus Insurance Company   Ohio            06/30/87         100       Property/Casualty Insurance


AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation
| | |_Great American Holding Corporation                                           % OF STOCK OWNED (1)
| | | |_Great American Insurance Company                 STATE OF      DATE OF        BY IMMEDIATE
|_                                                       DOMICILE      INCORPORATION  PARENT COMPANY        NATURE OF BUSINESS
   | | | |_American Financial Enterprises, Inc.          Connecticut   1871            100 (2)     Closed End Investment Company
   | | | |_American Insurance Agency, Inc.               Kentucky      07/27/67        100         Insurance Agency
   | | | |_American National Fire Insurance Company      New York      08/22/47        100         Property/Casualty Insurance
   | | | |_American Special Risk, Inc.                   Illinois      12/29/81        100         Insurance Broker/Managing General
                                                                                                   Agency
   | | | | |_American Special Risk I of Arizona, Inc.    Arizona       02/06/90        100         Inactive
   | | | |_American Spirit Insurance Company             Indiana       04/05/88        100         Property/Casualty Insurance
   | | | |_Brothers Property Corporation                 Ohio          09/08/87          80        Real Estate Investment
   | | | | |_Brothers Barrington Corporation             Oklahoma      03/18/94        100         Real Estate Holding Corporation
   | | | | |_Brothers Cincinnatian Corporation           Ohio          01/25/94        100         Hotel Manager
   | | | | |_Brothers Columbine Corporation              Oklahoma      03/18/94        100         Real Estate Holding Corporation
   | | | | |_Brothers Landing Corporation                Louisiana     02/24/94        100         Real Estate Holding Corporation
   | | | | |_Brothers Pennsylvanian Corporation          Pennsylvania  12/23/94        100         Real Estate Holding Corporation
   | | | | |_Brothers Port Richey Corporation            Florida       12/06/93        100         Apartment Manager
   | | | | |_Brothers Property Management Corporation    Ohio          09/25/87        100         Real Estate Management
   | | | | |_Brothers Railyard Corporation               Texas         12/14/93        100         Apartment Manager
   | | | |_Consolidated Underwriters, Inc.               Texas         10/14/80        100         Inactive
   | | | |_Contemporary American Insurance Company       Illinois      04/16/96        100         Property/Casualty Insurance
   | | | |_Crop Managers Insurance Agency, Inc.          Kansas        08/09/89        100         Insurance Agency
   | | | |_Dempsey & Siders Agency, Inc.                 Ohio          05/09/56        100         Insurance Agency
   | | | |_Eagle American Insurance Company              Ohio          07/01/87        100         Property/Casualty Insurance
   | | | |_Eden Park Insurance Company                   Indiana       01/08/90        100         Special Risk Surplus Lines
   | | | |_FCIA Management Company, Inc.                 New York      09/17/91          79        Servicing Agent
   | | | |_The Gains Group, Inc.                         Ohio          01/26/82        100         Marketing of Advertising
   | | | |_Great American Lloyd's, Inc.                  Texas         08/02/83        100         Attorney-in-Fact - Texas Lloyd's
                                                                                                        Company
   | | | |_Great American Lloyd's Insurance Company      Texas         10/09/79     beneficial     Lloyd's Plan Insurer
                                                                                     interest
   | | | |_Great American Management Services, Inc.      Ohio          12/05/74        100         Data Processing and Equipment
                                                                                                   Leasing
   | | | | |_American Payroll Services, Inc.             Ohio          02/20/87        100         Payroll Services
   | | | |_Great American Re Inc.                        Delaware      05/14/71        100         Reinsurance Intermediary
   | | | |_Great American Risk Management, Inc.          Ohio          04/21/80        100         Insurance Risk Management
   | | | |_Great Texas County Mutual Insurance Company   Texas         04/29/54      beneficial      Property/Casualty Insurance
                                                                                      interest
   | | | |_Grizzly Golf Center, Inc.                     Ohio          11/08/93        100         Operate Golf Courses
   | | | |_Homestead Snacks Inc.                         California    03/02/79        100  (2)    Meat Snack Distribution
   | | | | |_Giant Snacks, Inc.                          Delaware      07/06/89        100         Meat Snack Distribution
   | | | |_Key Largo Group, Inc.                         Florida       07/28/81        100         Land Developer & Resort Operator
   | | | | |_Key Largo Group Utility Company             Florida       11/26/84        100         Water & Sewer Utility
   | | | |_Mid-Continent Casualty Company                Oklahoma      02/26/47        100         Property/Casualty Insurance
   | | | | |_Mid-Continent Insurance Company             Oklahoma      08/13/92        100         Property/Casualty Insurance
   | | | | |_Oklahoma Surety Company                     Oklahoma      08/05/68        100         Property/Casualty Insurance
   | | | |_National Interstate Corporation               Ohio          01/26/89          52.15     Holding Company


AMERICAN FINANCIAL GROUP, INC.
| |_AFC Holding Company
| |_American Financial Corporation                                                     % OF STOCK OWNED (1)
| | |_Great American Holding Corporation                   STATE OF       DATE OF         BY IMMEDIATE
| | | |_Great American Insurance Company                   DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
                                                           --------       -------------   --------------    ------------------
   | | | | |_American Highways Insurance Agency            California     05/05/94           100       Insurance Agency
   | | | | |_Explorer Insurance Agency, Inc.               Ohio           07/17/97        beneficial   Insurance Agency
                                                                                           interest
   | | | | |_National Interstate Insurance Agency of        Texas          06/07/89       beneficial   Insurance Agency
               Texas, Inc.                                                                 interest
   | | | | |_National Interstate Insurance Agency, Inc.    Ohio           02/13/89           100       Insurance Agency
   | | | | |_National Interstate Insurance Company         Ohio           02/10/89           100       Property/Casualty Insurance
   | | | | |_Safety, Claims & Litigation Services, Inc.    Pennsylvania   06/23/95           100       Claims Third Party
                                                                                                         Administrator
   | | | |_OBGC Corporation                                Florida        11/23/77             80      Real Estate Development
   | | | |_Pointe Apartments, Inc.                         Minnesota      06/24/93           100       Real Estate Holding Corp.
   | | | |_Seven Hills Insurance Agency, Inc.              Ohio           12/22/97           100       Insurance Agency
   | | | |_Seven Hills Insurance Company                   New York       06/30/32           100       Property/Casualty Reinsurance
   | | | |_Stonewall Insurance Company                     Alabama        02/1866            100       Property/Casualty Insurance
   | | | |_Stone Mountain Professional Liability           Georgia        08/07/95           100       Insurance Agency
               Agency, Inc.
   | | | |_Tamarack American, Inc.                         Delaware       06/10/86           100       Management Holding Company
   | | | |_Transport Insurance Company                     Ohio           05/25/76           100       Property/Casualty Insurance
   | | | | |_American Commonwealth Development Company     Texas          07/23/63           100       Real Estate Development
   | | | | | |_ACDC Holdings Corporation                   Texas          05/04/81           100       Real Estate Development
   | | | | |_Instech Corporation                           Texas          09/02/75           100       Claim & Claim Adjustment
                                                                                                         Services
   | | | | |_TICO Insurance Company                        Ohio           06/03/80           100       Property/Casualty Insurance
   | | | | |_Transport Managing General Agency, Inc.       Texas          05/19/89           100       Managing General Agency
   | | | | |_Transport Insurance Agency, Inc.              Texas          08/21/89        beneficial     Insurance Agency
                                                                                          interest
   | | | |_Transport Underwriters Association              California     05/11/45           100       Holding Company/Agency
   | | | |_Utility Insurance Services, Inc.                Texas          04/06/95           100 (2)   Texas Local Recording Agency
   | | | |_Utility Management Services, Inc.               Texas          09/07/65           100       Texas Managing General Agency
  |_One East Fourth, Inc.                                  Ohio           02/03/64           100       Commercial Leasing
  |_PCC 38 Corp.                                           Illinois       12/23/96           100       Real Estate Holding Company
  |_Pioneer Carpet Mills, Inc.                             Ohio           04/29/76           100       Carpet Manufacturing
  |_TEJ Holdings, Inc.                                     Ohio           12/04/84           100       Real Estate Holdings
  |_Three East Fourth, Inc.                                Ohio           08/10/66           100       Commercial Leasing

(1) Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(ies).
(3) Convertible Preferred Stock.

   Item 27.  Number of Certificate Owners

        As of March 31, 1999 there were 8,088 Participants (Certificate Owners) in 192 Standard Contracts, and 1,039 Participants in 8 Enhanced Contracts.

   Item 28.  Indemnification

                (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

        The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

        Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

               (b)  The  directors  and  officers  of  Annuity   Investors  Life
        Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 1999. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA. in the name of American Premier Underwriters, Inc.

   Item 29.  Principal Underwriter

             AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account B.

               (a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A and Annuity Investors Variable Account B.

               (b) Directors and Officers of AAG Securities, Inc.

        Name and Principal                 Position with
        Business Address                   AAG Securities, Inc.
        Thomas Kevin Liguzinski (1)        Chief Executive Officer and Director
        Charles Kent McManus (1)           Senior Vice President
        Mark Francis Muething (1)          Vice President, Secretary and
                                           Director
        William Jack Maney, II (1)         Director
        Jeffrey Scott Tate (1)             Director
        James Lee Henderson (1)            President
        James T. McVey (1)                 Vice President
        William Claire Bair, Jr. (1)       Treasurer
        Thomas E. Mischell (1)             Assistant Treasurer
        Fred J. Runk (1)                   Assistant Treasurer


        (1)  250 East Fifth Street, Cincinnati, Ohio  45202

               (c) Not applicable.

   Item 30.  Location of Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Lynn E. Laswell, Vice President, Treasurer and Controller of the Company, at the Administrative Office.

   Item 31.  Management Services

               Not applicable.

  Items 32.  Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

               (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                                   SIGNATURES

               As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th day of April, 1999.


                                      ANNUITY INVESTORS VARIABLE  ACCOUNT A
                                      (REGISTRANT)


                                      By: /s/Robert Allen Adams
                                             Robert Allen Adams
                                             Chairman of the Board, President
                                             and Director, Annuity Investors
                                             Life Insurance Company


                                      ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                      (DEPOSITOR)


                                      By:/s/ Robert Allen Adams
                                             Robert Allen Adams
                                             Chairman of the Board, President
                                             and Director


               As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


        /s/ Robert Allen Adams
       ------------------------------                             April 15, 1999
        Robert Allen Adams*         Principal Executive
                                      Officer, Director

        /s/ Lynn Edward Laswell
        -----------------------------                             April 15, 1999
        Lynn Edward Laswell*        Principal Financial
                                 Officer, Principal Accounting
                                            Officer
        /s/ Stephen Craig Lindner
        ----------------------------                             April 15,1999
        Stephen Craig Lindner*              Director

        /s/ William Jack Maney, II
        ----------------------------                             April 15, 1999
        William Jack Maney, II*             Director


        /s/ James Michael Mortensen
        ----------------------------                             April 15, 1999
        James Michael Mortensen*            Director


        Mark Francis Muething
        ----------------------------                             April 15, 1999
        Mark Francis Muething*              Director


        /s/ Jeffrey Scott Tate
        ----------------------------                             April 15, 1999
        Jeffrey Scott Tate*                 Director


        * Executed by Tina K. Manning on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

        Exhibit No.   Description of Exhibit

        (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account A
                      1/
        (3)(a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc.
        (3)(b)        Form of Selling Agreement between Annuity Investors
                      Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer 2/
        (3)(c) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. and another Broker-Dealer3.
        (4)(a)(i)     Form of Group Flexible Premium Deferred Annuity
                      Contract 1
        (4)(a)(ii)    Form of Enhanced Group Flexible Premium Deferred
                      Annuity Contract.1/
        (4)(a)(iii)   Form of Loan Endorsement to Group Contract 1/
        (4)(a)(iv)    Form of Employer Plan Endorsement to Group Contract 1/
        (4)(a)(v)     Form of Tax Sheltered Annuity Endorsement to Group
                      Contract 1/
        (4)(a)(vi)    Form of Qualified Pension, Profit Sharing and Annuity
                      Plan Endorsement to Group Contract 1/
        (4)(a)(vii)   Form of Long-Term Care Waiver Rider to Group Contract
                      1/
        (4)(a)(viii)  Form of Section 457 Plan/Deferred Compensation
                      Endorsement to Group Contract4
        (4)(a)(ix)    Revised form of Employer Plan Endorsement to Group
                      Contract4
        (4)(a)(x) Revised form of Tax Sheltered Annuity Endorsement to Group Contract4
        (4)(a)(xi) Revised form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract4
        (4)(a)(xii) Form of Governmental Section 457 Plan Endorsement to Group Contract 4
        (4)(b)(i)     Form of Certificate of Participation 1/
        (4)(b)(ii)    Form of Certificate of Participation under Enhanced
                      Contract 1/
        (4)(b)(iii)   Form of Loan Endorsement to Certificate 1/
        (4)(b)(iv)    Form of Employer Plan Endorsement to Certificate 1/
        (4)(b)(v)     Form of Tax Sheltered Annuity Endorsement to
                      Certificate 1/
        (4)(b)(vi) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate 1/
        (4)(b)(vii)   Form of Long-Term Care Waiver Rider to Certificate1/
        (4)(b)(viii)  Form of Deferred Compensation Endorsement to
                      Certificate. 5/
        (4)(b)(ix)    Revised form of Employer Plan Endorsement to
                      Certificate 4
        (4)(b)(x) Revised form of Tax Sheltered Annuity Endorsement to Certificate 4
        (4)(b)(xi)    Revised form of Qualified Pension, Profit Sharing and
                      Annuity Plan Endorsement to Certificate4
        (4)(b)(xii)   Form of Governmental Section 457 Plan Endorsement to
                      Certificate4
        (4)(c)(i)     Form of Group Flexible Premium Deferred Annuity
                      Contract for use in South Dakota. 6
        (4)(c)(ii)    Form of Certificate of Participation for use in South
                      Dakota. 6
        (4)(d)(i)     Form of Group Flexible Premium Deferred Annuity
                      Contract for use in Wisconsin. 4/
        (4)(d)(ii)    Form of Certificate of Participation for use in
                      Wisconsin. 6
        (4)(e)(i)     Form of Certificate of Participation for use in North
                      Dakota. 6
        (4)(f)(i) Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6
        (4)(f)(ii) Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6
        (4)(f)(iii) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6
        (4)(f)(iv) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6
        (4)(f)(v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6
        (4)(g)        Form of Successor Owner Endorsement to Group Contract.8
        (4)(h)        Form of Successor Owner Endorsement to Certificate of
                      Participation under a Group Contract. 8
        (4)(i)        Form of Texas Optional Retirement Program Endorsement
                      to Group Contract.
        (4)(j) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. Form of Individual Retirement Annuity Endorsement to
        (4)(k)        Group Contract.
                      Form of Individual Retirement Annuity Endorsement to
        (4)(l)        Certificate of Participation under a Group Contract.
                      Form of  SIMPLE Individual Annuity Endorsement to
        (4)(m)        Group Contract.
                      Form of  SIMPLE Individual Annuity Endorsement to
        (4)(n)        Certificate of Participation under a Group Contract.
                      Form of Roth Individual Retirement Annuity Endorsement
        (4)(o)        to Group Contract.
                      Form of Roth Individual Retirement Annuity Endorsement
        (4)(p)        to Certificate of Participation under a Group Contract.
        (5)(a)        Form of Application for Group Flexible Premium
                      Deferred Annuity Contract 1/
        (5)(a)(i)     Alternative Form of Application7
        (5)(a)(i)     Alternative Form of Application 4
        (5)(b)        Form of Participant Enrollment Form under Group
                      Flexible Premium Deferred Annuity Contract (ERISA) 1/
        (5)(c)        Form of Participant Enrollment Form under Group
                      Flexible Premium Deferred Annuity Contract (Non-ERISA) 7
        (6)(a) Articles of Incorporation of Annuity Investors Life Insurance Company 6
        (6)(a)(i)     Amendment to Articles of Incorporation, adopted April
                      9, 1996 and approved by Secretary of State of Ohio on July 11, 19967.
        (6)(a)(ii)    Amendment to Articles of Incorporation adopted August
                      9, 1996 and approved by Secretary of State of Ohio on December 3, 19967.
        (6)(b)        Code of Regulations of Annuity Investors Life
                      Insurance Company 6
        (8)(a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund 2/
        (8)(b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund 2/
        (8)(c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
        (8)(d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series 2/
        8(e)(i) Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. 2/
        8(e)(ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. 6
        (8)(f) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. 2/
        (8)(g)        Agreement between AAG Securities Inc. and AAG
                      Insurance Agency, Inc. 2/
        (8)(h) Investment Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group,
                      Inc. 2/
        (8)(i) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P.6
        (8)(j) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 7
        8(k) Participation agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. 7.
        8(l) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 7.
        (8)(m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company7.
        (8)(n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation7.
        (8)(o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. 4
        (8)(p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates,
                      Ltd. . 4
        (8)(q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc4
        (8)(r)        Participation Agreement between BT Insurance Funds
                      Trust and Annuity Investors Life Insurance Company. 9
        (8)(s) Service Agreement between Bankers Trust Company and Annuity Investors Life Insurance Company9
        (9)           Opinion and Consent of Counsel 1/
        (10)          Consent of Independent Auditors (filed herewith).
        (11)          No financial statements are omitted from Item 23.
        (12)          Not applicable.
        (13)          Schedule for Computation of Performance Quotations. 7
        (14)          Not Applicable
        (15)          Powers of Attorney (filed herewith).